UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-227780
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 4	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-23386
Amendment No. 12	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
614-249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Advisory Retirement Income Annuity® New York
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-15
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 64. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, refer to Appendix A: Underlying Mutual Fund Information. Nationwide may assess an additional charge on allocations to certain Sub-Accounts (see Low Cost Fund Fee). For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can visit their online account or contact the Service Center using any of the methods described in Contacting the Service Center.
•	Alger Capital Appreciation Portfolio: Class I-2 Shares
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Asset Allocation Fund: Class 4
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Bond Fund: Class 4

•	American Funds Insurance Series® - Global Growth Fund: Class 4
•	American Funds Insurance Series® - Growth Fund: Class 4
•	American Funds Insurance Series® - Growth-Income Fund: Class 4
•	American Funds Insurance Series® - High-Income Bond Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	First Eagle Variable Funds - Overseas Variable Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
•	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Telecommunications Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio

•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annual Adviser Fee Allowance – An amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee. Information on how to calculate the Annual Adviser Fee Allowance is in the Withdrawals to Pay Investment Advisory Fees provision.
Annual Adviser Fee Allowance Percentage – A specified percentage used to determine the Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance Percentage is identified in the Withdrawals to Pay Investment Advisory Fees provision.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Retirement Income DeveloperSM option and the Nationwide Lifetime Income® Rider Advisory option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for Retirement Income Developer only), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Early Withdrawal – For purposes of the Retirement Income Developer option, any withdrawal taken before the Withdrawal Start Date, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Excess Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year.
Excess Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code.
Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Advisory option, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Advisory option, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Standard Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.

Sub-Account Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of the Contract Owners’ interests in a specific Sub-Account after the deduction of underlying mutual fund expenses.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-15, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Retirement Income Developer option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.

Table of Contents (continued)

Table of Contents (continued)
10

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.15%
Administrative Charge	0.05%
Total Variable Account Charges	0.20%
Additional Optional Riders (assessed annually as a percentage of a benefit base)
Return of Premium Death Benefit Option Charge (the benefit base is the death benefit value)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	1.25% [3]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	0.15% [4]
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base5)	1.50% [6]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base2)	0.40% [7]
Maximum Low Cost Fund Fee (assessed as an annualized percentage of Sub-Account Daily Net Assets on certain Sub-Accounts)	0.35% [8]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision.
[3]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
[4]	The Joint Option for the Retirement Income Developer option may only be elected if and when the Retirement Income Developer option is elected. This charge is in addition to the charge for the Retirement Income Developer option.
5
For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision.
[6]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
7
The Joint Option for the Nationwide Lifetime Income Rider Advisory option may only be elected if and when the Nationwide Lifetime Income Rider Advisory option is elected. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Advisory option. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
[8]	The Low Cost Fund Fee is only applicable to certain Sub-Accounts (see Low Cost Fund Fee).

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.11%	7.50%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Fee, which is assessed by Nationwide on certain Sub-Account allocations. The Low Cost Fund Fee may increase the cost of investing in certain underlying funds beyond the minimum and maximum underlying mutual fund operating expenses reflected in the above table (see Low Cost Fund Fee).
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses. The Example does not reflect the assessment of the Low Cost Fund Fee, which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the contract (0.20%).
The Example does not reflect the deduction of charges associated with optional benefits for which charges are assessed via a redemption of Accumulation Units.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (7.50%)	$809	$2,351	$3,801	$7,050	*	$2,351	$3,801	$7,050	$809	$2,351	$3,801	$7,050
Minimum Total Underlying Mutual Fund Operating Expenses (0.11%)	$ 33	$ 102	$ 179	$ 403	*	$ 102	$ 179	$ 403	$ 33	$ 102	$ 179	$ 403
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts

•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments (see Dollar Limit Restrictions).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).

Subsequent Purchase Payments. If the Contract Owner elects the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this fee. For more information, including a list of Sub-Accounts to which the Low Cost Fund Fee applies, see Low Cost Fund Fee provision within the Standard Charges and Deductions section.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the death benefit value.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Nationwide Lifetime Income Rider® Advisory Option
The Nationwide Lifetime Income Rider Advisory option ("Nationwide L.inc Rider Advisory") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, a Non-Lifetime Withdrawal, Excess Adviser Fees, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals, does not take Excess Adviser Fees, and does not elect to take a Non-Lifetime Withdrawal for the duration of the Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest at the Roll-up Interest Rate annually for each of those years.
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between the ages of 50 and 85 at the time of application. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.

If the Nationwide L.inc Rider Advisory option is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on the contract allocations at the time the charge is deducted.
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value according to certain parameters. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option). The cost of the Nationwide L.inc Rider Advisory option may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
The Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide L.inc Rider Advisory option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide L.inc Rider Advisory option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between the ages of 50 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Advisory option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Retirement Income Developer Option
After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59 ½) the Retirement Income Developer option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Retirement Income Developer in the Retirement Income Developer Option provision). Investment restrictions apply.
The Retirement Income Developer option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application.
If the applicant elects the Retirement Income Developer option, Nationwide will deduct an additional charge not to exceed 1.25% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base (see Reset Opportunities in the Retirement Income Developer Option provision). The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate Contract Value according to certain parameters. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Retirement Income Developer sub-section of Retirement Income Developer Option). The cost of the Retirement Income Developer option may exceed the benefit.

Joint Option for the Retirement Income Developer Option
The Joint Option for the Retirement Income Developer option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Retirement Income Developer option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Retirement Income Developer option is elected.
If the applicant elects the Joint Option, Nationwide will deduct an additional charge equal to 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Retirement Income Developer option charge. The cost of the Joint Option (including the likely reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Since this annuity contract was not available as of December 31, 2018, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center (see Contacting the Service Center).
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-15 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on August 8, 2002 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.

The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Statements and Reports
Nationwide will provide Contract Owners statements and reports showing activity on their contract. Statements and reports will be delivered by U.S. mail unless the Contract Owner elects electronic delivery (see Electronic Administration and Delivery) Contract Owners should promptly notify Nationwide of any change in address or other contact information. Changes can be made via the Contract Owner’s online account or by contacting the Service Center.
The statements and reports will contain:
•	statements showing information about the contract’s account value;
•	confirmation statements showing transactions that affect the contract’s value; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by logging on to the Contract Owner’s online account at www.nationwideadvisory.com (see Electronic Administration and Delivery)
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36750, Louisville, KY 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, KY 40223
•	by fax at 1-866-667-0563
Nationwide reserves the right to restrict or remove the ability to submit service requests via online accounts, phone, or fax upon advance written notice or notice posted to the Contract Owner’s online account.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. In order to take withdrawals from the contract, the Contract Owner must complete an authorization form specified by Nationwide. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Electronic Administration and Delivery
Electronic Administration
The contract is designed to be administered electronically ("Electronic Administration") through a secure online account that feeds into the Service Center. The Contract Owner creates the online account by visiting Nationwide’s website after purchasing the contract. In order to elect Electronic Administration, the Contract Owner must have Internet access so the Contract Owner can access the Nationwide website that hosts the online account. Contract Owners who do not have access to the Internet should NOT elect Electronic Administration.
Through the online account, Contract Owners can access personal documents relating to the contract (such as transaction confirmations, account statements, and other personal correspondence) as well as general regulatory and disclosure documents (such as current contract prospectuses and supplements, current underlying mutual fund prospectuses and supplements, and current underlying mutual fund annual and semi-annual reports). Additionally, through the online account, Contract Owners can set certain preferences, update their personal information, communicate with the Service Center, and submit certain transactions (as described in this prospectus) to the Service Center. All documents posted to an online account will be printable and downloadable. Contract Owners should regularly check their online account to ensure that they fully aware of all activity relating to their account and should verify and update their personal contact information on a regular basis. Contract Owners will continue to have access to their online account after the contract is surrendered.
Contract Owners can request Nationwide delete their online access at any time by contacting the Service Center. Additionally, Nationwide reserves the right to delete any online access upon 30 days' notice, which will be communicated via notification to the online account. In the event of such a notice, Contract Owners should consider printing the information contained in the online account for their records. Upon request, Nationwide will provide paper copies of any deleted document. Nationwide has no present intention of deleting any online access.
Electronic Delivery
If the Contract Owner consents to Electronic Administration, the Contract Owner is also consenting to electronic delivery of all documents associated with the contract. This means that all documents associated with the contract will only be delivered electronically to the Contract Owner’s online account, unless the Contract Owner requests to receive documents by paper via U.S. mail (at no extra charge). A request to receive contract documents via paper can be made at the time of application or at any time after the contract is issued. Nationwide will continue to post documents to the Contract Owner’s online account. Contract Owners may revoke or reinstate consent to electronic delivery at any time either by updating the preferences in the online account or by contacting the Service Center.
Under the electronic delivery program, Nationwide will send an email to the Contract Owner each time a transaction relating to the contract has occurred or a document impacting the contract is posted. If Nationwide’s email notifications fail after three attempts, Nationwide will automatically revoke the electronic delivery consent and will change delivery preferences going forward so that the Contract Owner will receive all future documents by paper via U.S. mail (at no extra charge). If this occurs, Nationwide will continue to post documents to the Contract Owner’s online account.
Note: All proxy statements for the underlying mutual funds will be sent via U.S. mail, regardless of whether electronic delivery is elected.

The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. Certain features under this contract provide guarantees. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations, and marketing expenses, and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations, and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, some of the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Some of the underlying mutual funds do not pay mutual fund service fee payments to Nationwide or pay lower mutual fund service fee payments than necessary to support the contract’s pricing model. In an effort to offset expenses that would otherwise be offset by mutual fund service fee payments, Nationwide assesses a Low Cost Fund Fee on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not make such payments. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or through other variable contracts Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadvisor’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadvisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate of up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
The Sub-Accounts that are subject to a Low Cost Fund Fee are indicated below. The fee will be calculated as part of the unit value calculation on each Valuation Date that Contract Value is allocated to the specified Sub-Accounts.
The determination of which Sub-Accounts impose a Low Cost Fund Fee is made by Nationwide at its sole discretion. Nationwide may add, change, or remove a Low Cost Fund Fee from any Sub-Account at its sole discretion upon written or online notice to Contract Owners. In the event Nationwide determines to add a Low Cost Fund Fee to an existing Sub-Account, Nationwide will not impose the Low Cost Fund Fee on existing allocations to that Sub-Account.
Some of the indicated Sub-Accounts may not be available due to the date your contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-Account availability.
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.35%:
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y

•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.25%:
•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical (Class Y)
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.

If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value.
The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Retirement Income Developer Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Retirement Income Developer option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide Life Income Rider Advisory option is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section.
Retirement Income Developer Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. The current charge associated with the Retirement Income Developer option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.25% of the Current Income Benefit Base.

The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Retirement Income Developer option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Requirements
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of investment options available, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Retirement Income Developer option are not available (see Dollar Cost Averaging).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Retirement Income Developer option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Retirement Income Developer option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and

(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Retirement Income Developer option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Retirement Income Developer option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Retirement Income Developer are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780).
For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Retirement Income Developer option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Retirement Income Developer option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime

Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Retirement Income Developer option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:
(1)	the gross dollar amount of the Excess Adviser Fees; or

(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Retirement Income Developer option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge or the list of permitted investment options of the Retirement Income Developer option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Retirement Income Developer option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Retirement Income Developer option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Retirement Income Developer option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Retirement Income Developer option will terminate.
Death of Determining Life
For contracts with no Joint Option for the Retirement Income Developer option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Retirement Income Developer option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Retirement Income Developer option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Retirement Income Developer option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Retirement Income Developer
Upon termination of the Retirement Income Developer option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Retirement Income Developer option will terminate. In the following instances, the Retirement Income Developer option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;

(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Retirement Income Developer option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Retirement Income Developer option.
Other Important Considerations
The Retirement Income Developer option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Retirement Income Developer option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Retirement Income Developer Option
At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Retirement Income Developer option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Retirement Income Developer option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Retirement Income Developer option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Lifetime Income Rider Advisory Option
The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.
The Nationwide Lifetime Income Rider Advisory Option Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Rider Advisory option rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract.
Investment Requirements
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored. They will be treated as though no allocation request was submitted.
Dollar Cost Average programs for the Nationwide L.inc Rider Advisory option are not available (see Dollar Cost Averaging provision).
Transfers Amount Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Rider Advisory option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery.
Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Rider Advisory provision, and provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Rider Advisory option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments accepted after that Contract Anniversary, as adjusted for certain withdrawal transactions described below; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum for the following calculations, as adjusted for certain withdrawal transactions described below:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary, up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and applied after the contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-Up: any purchase payments submitted and applied after the Contract Anniversary after the Roll-Up Crediting Period.
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows:
(1)	Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:

(a)	Highest Contract Value: the Highest Contract Value reduced by the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
or
(b)	Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)	Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
or
(b)	Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Rider Advisory option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc Rider Advisory option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the age of the younger of the determining life or spouse of the determining life) at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For Contracts that elect the Joint Option for the Nationwide L.inc Rider Advisory option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Rider Advisory option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar years as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.

Each calendar year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
(1)	Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. Excess Adviser Fees will result in a reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Adviser Fee; and
(b)	= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Based in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)	Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Withdrawal; and
(b)	= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Surrender	X	Current Income Benefit Based in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Rider Advisory option changes. Changes associate with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Rider Advisory option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Rider Advisory option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Rider Advisory option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Rider Advisory option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate.

Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Rider Advisory option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Rider Advisory option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option
Upon termination of the Nationwide L.inc Rider Advisory option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. In the following instances, the Nationwide L.inc Rider Advisory option will automatically terminate:
(1)	A full surrender of the contract
(2)	When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;
(3)	On the Annuitization Date;
(4)	Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or
(5)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Rider Advisory option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Rider Advisory option.

Other Important Considerations
The Nationwide L.inc Rider Advisory option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Rider Advisory option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option. The investment options available are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the Sub-Accounts listed below invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated Sub-Accounts impose a Low Cost Fund Fee. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Income Benefit Investment Options for Retirement Income Developer Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Income Benefit Investment Options for Nationwide Lifetime Income Rider Advisory Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit, the Retirement Income Developer option, and the Nationwide L.inc Rider Advisory option, as applicable.

Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their investment adviser or financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day

•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Initial purchase payments are allocated according to Contract Owner instructions on the application unless otherwise required by state law.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application through their online account or by submitting a written request to the Service Center. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate of either 0.20% or 0.55% (includes Low Cost Fund Fee) of the Daily Net Assets, depending on which Sub-Accounts the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests through their online account or to the Service Center in writing or over the telephone. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or online account transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the following Valuation Period. Two exceptions are as follows:
(1)	One-Day Delay Program. If a contract is subject to restrictions due to transfer frequency, transfer requests submitted through an online account or by telephone will be processed pursuant to Nationwide's one-day delay program. Specifically, the transfer will be executed on the next Valuation Date after the transfer request is received at the Service Center (see Nationwide’s One-Day Delay Program).
(2)	Early Cut-Off Funds. Certain underlying mutual funds require Nationwide to stop accepting daily transfer requests prior to the close of the New York Stock Exchange ("early cut-off funds"). Transfer requests involving Sub-Accounts that invest in early cut-off funds (listed below and noted in Appendix A: Underlying Mutual Fund Information) will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center prior to the cut-off times indicated in the following table. All transfer requests received at the Service Center at or after the applicable cut-off time will receive the Accumulation Unit value next determined at the end of the following Valuation Period.

Early Cut-Off Funds	Cut-Off Time
Vanguard Variable Insurance Fund – Balanced Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Capital Growth Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Diversified Portfolio	2:30 EST

Vanguard Variable Insurance Fund – Equity Income Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Equity Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Global Bond Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Growth Portfolio	2:30 EST
Vanguard Variable Insurance Fund – High Yield Bond Portfolio	2:30 EST
Vanguard Variable Insurance Fund – International Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Mid Cap Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Real Estate Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Short-Term Investment Grade Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total Bond Market Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total International Stock Market Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total Stock Market Index Portfolio	2:30 EST
Rydex Variable Trust – Consumer Products Fund	3:50 EST
Rydex Variable Trust – Financial Services Fund	3:50 EST
Rydex Variable Trust – Telecommunications Fund	3:50 EST
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her investment adviser or financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
Restrictions due to Transfer Frequency
Nationwide monitors transfer activity to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may impose transfer restrictions whereby it restricts the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner and the Contract Owner’s chosen adviser or post a letter to the Contract Owner’s online account notifying him/her that:
(1) he/she has been identified as engaging in harmful trading practices; and
(2) if his/her transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be subject to transfer restrictions. Specifically, the Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically impose transfer restrictions. The Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Nationwide’s One-Day Delay Program
Some investment advisers or financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisers, as well as Contract Owners subject to transfer restrictions, will generally be required by Nationwide to submit all transfer requests via U.S. mail.
As an alternative to submitting transfer requests via U.S. mail, Nationwide may permit these advisers and Contract Owners to submit transfer requests via Nationwide’s "one-day delay" program, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits advisers and Contract Owners to continue to submit transfer requests via the online account or telephone. However, transfer requests submitted under the one-day delay program via the online account or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Contract Owners and advisers will receive advance notice of being subject to the one-day delay program. Contract Owners should consult their adviser to determine if he/she is a multi-contract adviser and subject to transfer restrictions. Nationwide reserves the right to discontinue the availability of the one-day delay program at any time upon advance notice.

Other Restrictions
Contract Owners that are subject to transfer restrictions and submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, he/she will receive notice in his/her online account or in writing by U.S. mail and will be required to resubmit his/her transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
Only fixed annuitization options are available under this contract. Therefore, after annuitization, there are no transfer rights.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Unless otherwise required by state law, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written or electronic notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Withdrawals
If a Contract Owner requests a withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Termination for Low Contract Value
Nationwide reserves the right to treat a request for a partial withdrawal as a request for a full surrender of the contract if:
(a)	the partial withdrawal would reduce the Contract Value to an amount less than $2,000;
(b)	cumulative purchase payments, less any partial withdrawals, is less than $2,000; and
(c)	no subsequent purchase payments have been submitted for the preceding two consecutive Contract Years.
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, or the Return of Premium Death Benefit Option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment adviser to take a withdrawal(s) from the contract to collect investment advisory fees. In order to take withdrawals from the contract to pay investment advisory fees, the investment adviser and Contract Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a withdrawal(s) via the Service Center without further approval, counter-signature, or co-signature from the Contract Owner.
Withdrawals to pay investment advisory fees reduce the Contract Value by the gross dollar amount withdrawn.
Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance is an amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee, the latter of which will have a negative impact on certain features of the contract as discussed further below. The Annual Adviser Fee Allowance is determined on the Valuation Date of the applicable withdrawal.
The Annual Adviser Fee Allowance is determined by the following formula:
Annual Adviser Fee Allowance Percentage (currently, 1.5%)	X	the average daily Contract Value for the current Contract Year (up to and including purchase payments on the Valuation Date that the withdrawal to pay investment advisory fees is taken)	–	withdrawals to pay investment advisory fees during the current Contract Year
Standard Adviser Fees. A Standard Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Although withdrawals to pay Standard Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, Standard Adviser Fees will not have a negative impact on certain features of the contract as follows:
•	Nationwide L.inc Rider Advisory Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Retirement Income Developer Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Standard Adviser Fees will not reduce the death benefit value under this option as described in the Return of Premium Death Benefit Option provision.
Excess Adviser Fees. An Excess Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year, as evaluated on the day the Excess Adviser Fee is taken.
Withdrawals to pay Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, and Excess Adviser Fees will have a negative impact on certain features of the contract as follows:
•	Retirement Income Developer Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Excess Adviser Fees will reduce the amount of the death benefit under this option as described in the Return of Premium Death Benefit Option provision.
•	Nationwide L.inc Rider Advisory Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
Withdrawals taken from this contract to pay advisory fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges

•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	Withdrawals
•	charges associated with the Return of Premium Death Benefit Option (if elected)
•	charges associated with the Nationwide L.inc Rider Advisory option and Joint Option (if elected)
•	charges associated with the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option and Joint Option (if elected)
Enhanced Surrender Value for Terminal Illness
Subject to state approval, if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option.
Contract Owner Services
Asset Rebalancing Program
The Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Requests to participate in and/or modify an Asset Rebalancing Program can be submitted through the Contract Owner’s online account or to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program.
The Contract Owner may elect to have periodic automatic reallocations occur on a monthly, quarterly, semi-annual, or annual basis. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. Periodic automatic reallocations are not considered transfer events (see Transfer Restrictions).

While the Asset Rebalancing Program is in effect, Contract Owners can request a manual reallocation at any time to make the Contract Values in each Sub-Account match the existing portfolio percentages. A manual reallocation to the existing Sub-accounts and/or portfolio percentages is not considered a transfer event.
Contract Owners may change the specified Sub-Accounts and/or the portfolio percentages at any time while the Asset Rebalancing Program is in effect. Reallocation of Contract Values to reflect any such changes will occur at the next periodic automatic reallocation. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or portfolio percentages. A manual reallocation to new Sub-Accounts and/or portfolio percentages is considered a transfer event.
Contract Owners should consult a qualified investment adviser to discuss the use of the Asset Rebalancing Program.
Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from one or more Sub-Account(s) to any other Sub-Account(s) that is available under the contract. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Dollar Cost Averaging is not available if the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option is elected.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
For Contract Owners who have not elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.

Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll through their online account or by submitting the proper administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the Contract Owner’s online account and in the enrollment form. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.
Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Manual Rebalancing
While Custom Choice is in effect, Contract Owners may request a manual reallocation at any time in order to make the Contract Values in each Sub-Account match the previously selected investment percentages. Contract Owners may request manual rebalancing through their online account, via written request (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. A manual reallocation to the existing investment percentages is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions through their online account, via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Reallocation of Contract Values to reflect any such changes will occur at the end of the next quarterly rebalancing. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or investment percentages. A manual reallocation to new Sub-Accounts and/or investment percentages is considered a transfer event.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.

Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.

Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.

Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value. The amount of that negative adjustment will be the greater of (a) or (b), where:
(a)	=	The gross dollar amount of the Excess Adviser Fees; and
(b)	=	a figure representing the proportional amount of the Excess Adviser Fees. This amount is determined by the following formula:

Gross dollar amount of the Excess Adviser Fees	X	Purchase payments, adjusted for amounts withdrawn (excluding Standard Adviser Fees)
Contract Value (reduced by the Standard Adviser Fees withdrawn)

The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Spousal Protection Feature
The Return of Premium Death Benefit Option includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.

Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose an annuity payment option. Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.
Sub-Accounts and the Custom Choice Asset Rebalancing Service are not available after annuitization.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a fixed payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-23386
Securities Act of 1933 Registration File No. 333-227780

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information. Underlying mutual fund prospectuses are available online and by contacting the Service Center.

Designations Key:
EC:	The underlying mutual fund imposes an early cut-off time for transfer requests (see Transfer Requests).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the underlying mutual fund does not pay Nationwide mutual fund service fee payments (see Low Cost Fund Fee). Mutual fund service fee payments compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Energy: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation.
Designation: LCFF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The contracts were not available for sale as of December 31, 2019. Therefore, no Condensed Financial Information is available.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•	the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•	the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•	the investment advisory fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment advisor;
•	the Contract Owner may not pay the fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•	the investment advisor will not receive a commission for the sale of the Contract.

It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option
While the tax treatment for withdrawals for benefits such as Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.

Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.

If the Contract Owner purchases the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.

•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Nationwide Lifetime Income Rider Advisory Option's Non-Lifetime Withdrawal and Excess Adviser Fee Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Original Highest Contract Value Benefit Base**:				$100,000
Original Roll-up Value Benefit Base**:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000

			$160,000
		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

Example of an Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Excess Adviser Fee taken during the 5th Contract Year:	$ 16,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$183,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$140,000
Contract Value on 5th Contract Anniversary**:	$148,000
If a $16,000 Excess Adviser Fee is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$183,250
$160,000
=	$18,325

	The Current Roll-up Benefit Base of $183,250 is reduced by $18,325 resulting in the proportionally reduced Roll-up Benefit Base of $164,952.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$156,000
			$160,000
		=		$15,600
	The Highest Contract Value Benefit Base of $156,000 is reduced by the greater of the total dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $140,000.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $164,925, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$100,000
			$160,000
		=		$10,000
	The initial purchase payment of $100,000 is reduced by $10,000 resulting in the proportionally reduced initial purchase payment of $90,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $121,500.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$50,000
			$160,000
		=		$5,000
	The subsequent purchase payment of $50,000 is reduced by $5,000 resulting in the proportionally reduced subsequent purchase payment of $45,000. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $52,875.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $174,375 ($121,500 + $52,875).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $140,000) and Current Anniversary Contract Value (i.e. $148,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $174,375.

Example of a Non-Lifetime Withdrawal and Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal and Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000

Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 4th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
Excess Adviser Fee taken on the 5th Contract Year				$ 6,250
Highest Contract Value on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$124,000
Roll-up Value Benefit Base on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$145,313
Contract Value on the Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$125,000
Highest Contract Value Benefit Base before 6th Contract Anniversary and after Excess Adviser Fee**:				$117,750
Contract Value on 6th Contract Anniversary**:				$119,750
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000

		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

If a 6,250 Excess Adviser Fee is taken during the 6th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$145,313
			$125,000
		=		$7,266
	The Current Roll-up Benefit Base of $145,313 is reduced by $7,266 resulting in the proportionally reduced Roll-up Benefit Base of $138,047.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$124,000
			$125,000
		=		$6,200
	The Highest Contract Value Benefit Base of $124,000 is reduced by the greater of the dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $117,750.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $138,047, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 6th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment with Non-Lifetime Reduction
			Contract Value (after reduction for Standard Adviser Fee)

		=	$6,250	X	$75,000
			$125,000
		=		$3,750
	The initial purchase payment of $100,000 is reduced by $28,750 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced initial purchase payment of $71,250. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,175.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment (with Non-Lifetime Reduction)
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$37,500
			$125,000
		=		$1,875
	The subsequent purchase payment of $50,000 is reduced by $14,375 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced subsequent purchase payment of $35,625. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $44,353.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,528 ($101,175 + $44,353).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,750) and Current Anniversary Contract Value (i.e. $119,750).
The 6th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,528.

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Additional Purchase Payment in the 3rd Contract Year*:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:	$ 75,000
Current Income Benefit Base (prior to Non-Lifetime Withdrawal)**:	$246,250
Contract Value on Date of Non-Lifetime Withdrawal**:	$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Non-Lifetime Withdrawal**:	$164,167
Contract Value on 11th Contract Anniversary**:	$155,000
If a $75,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by:
1)	Proportional Reduction to the Highest Contract Value	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base (prior to Non- Lifetime Withdrawal)
Contract Value (on date of Non-Lifetime Withdrawal)
=	$75,000	X	$246,250
$225,000
=	$82,083
The Current Income Benefit Base will equal $164,167 ($246,250 - $82,083).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

2)	Contract Value on Contract Anniversary	$155,000
3)	Income Benefit Base before anniversary processing	$164,167
	The Current Income Benefit Base on the 11th Anniversary is $164,167.

Example of an Excess Adviser Fee taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Excess Adviser Fee taken during the 11th Contract Year:				$ 22,500
Current Income Benefit Base (prior to Excess Adviser Fee)**:				$246,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Excess Adviser Fee**:				$221,625
Contract Value on 11th Contract Anniversary**:				$207,500
If a $22,500 Excess Adviser Fee is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by the greater of:
1)	Dollar Amount Withdrawn		$22,500
2)	Proportional Reduction to the Highest Contract Value	=	Excess Adviser Fee	X	Current Income Benefit Base (prior to Excess Advisor Fee)
			Contract Value (on the date of Excess Adviser Fee)
		=	$22,500	X	$246,250
			$225,000
		=		$24,625
	The Current Income Benefit Base will equal $221,625 ($246,250 - $24,625).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:
3)	Contract Value on Contract Anniversary		$207,500
4)	Income Benefit Base before Anniversary Processing		$221,625
	The Current Income Benefit Base on the 11th Anniversary is $221,625.
*	All numbers are rounded to the nearest whole number
**	Contract Value, Roll-up Value, and Current Income Benefit Base are hypothetical and for example purposes only
+	Additional purchase payment made 2.5 years after contract issuance.

Appendix E: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the Retirement Income Developer option and the Joint Option for the Retirement Income Developer option.
•	Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Advisory option and the Joint Option for the Nationwide Lifetime Income Rider Advisory option.
For contracts with applications signed on or after May 1, 2020, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Retirement Income Developer Option and Joint Option for the Retirement Income Developer Option
If the first Lifetime Withdrawal is taken prior to fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before May 1, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.00%	3.75%
65 through 74	4.50%	4.25%
75 through 80	5.00%	4.75%
81 and older	5.50%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before May 1, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.50%	4.25%
65 through 74	5.00%	4.75%
75 through 80	5.50%	5.25%
81 and older	6.00%	5.75%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Lifetime Withdrawal Percentage:
For contracts with applications signed on or after September 16, 2019 and before May 1, 2020:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.35%	3.10%
59½ through 64	4.50%	4.25%
65 through 69	5.65%	5.40%
70 through 74	5.65%	5.40%

Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
**In New York the Contract Owner’s Age is 50 up to 59½.
Roll-Up Interest Rate:
Roll-Up Interest Rate
7%
Roll-Up Crediting Period:
Roll-Up Crediting Period
10 years

Nationwide Advisory Retirement Income Annuity® New York
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-15
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020 The prospectus may be obtained from Nationwide Life Insurance Company by visiting www.nationwideadvisory.com, writing P.O. Box 36750, Louisville, Kentucky 40233 or calling 1-866-667-0561. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-15 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-15 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No direct or indirect underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

to

Contract Owners

December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Separate Account) as of the date listed in the Appendix, the related statements of operations and changes in contract owners’ equity for the period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations and the changes in its contract owners’ equity for the period listed in the Appendix, and the financial highlights for each of the periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 8, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 22, 2019 (inception) to December 31, 2019.

ALGER PORTFOLIOS
Alger Capital Appreciation Class I-2 (ALCAI2)
ALLIANCE VAR PRODUCTS SERIES
AB International Value Class B (ALVIVB)
AB Small/Mid Cap Value A (ALVSVA)
AMERICAN CENTURY VARIABLE PORT
American Century VP Inflation Protection Class II (ACVIP2)
AMERICAN FUNDS INS SERIES
American Funds High-Income Bond Class 4 (AMVHI4)
American Funds Growth-Income Class 4 (AMVGI4)
American Funds Growth Class 4 (AMVGR4)
American Funds Bond Class 4 (AMVBD4)
American Funds Asset Allocation Class 4 (AMVAA4)
American Funds International Class 4 (AMVI4)
American Funds Blue Chip Income and Growth 4 (AMVBC4)
American Funds New World (AMVNW4)
American Funds Global Growth Class 4 (AMVGG4)
BLACKROCK VAR SERIES TRST FNDS
BlackRock High Yield V.I. Cl3 (BRVHY3)
BlackRock Total Return V.I. Cl3 (BRVTR3)
DELAWARE VIP TRUST
Delaware VIP Small Cap Value - Service (DWVSVS)
DFA INVESTMENT DIMENSIONS
DFA VA Equity Allocation (DFVEA)
DFA VA Global Bond (DFVGB)
DFA VA International Small (DFVIS)
DFA VA International Value (DFVIV)
DFA VA Short-Term Fixed (DFVSTF)
DFA VA U.S. Large Value (DFVULV)
DFA VA U.S. Targeted Value (DFVUTV)
EATON VANCE VP
Eaton Vance VT Floating-Rate Income (ETVFR)
FIDELITY VIP
Fidelity VIP Contrafund - Serv II (FC2)
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
Fidelity VIP Strategic Income - Serv II (FVSIS2)
GOLDMAN SACHS VAR INS TRUST
Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)
GUGGENHEIM VARIABLE TRUST
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
INVESCO V. I.
Invesco Oppenheimer V.I. International Growth S1 (OVIG)(1)
IVY VIP
Ivy VIP Mid Cap Growth (WRMCG)
JANUS HENDERSON VIT FUNDS
Janus Henderson Balanced - Serv (JABS)
Janus Henderson Enterprise - Serv (JAMGS)
Janus Henderson Flexible Bond - Serv (JAFBS)
Janus Henderson Global Technology - Serv (JAGTS)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity (LZREMS)

2

LMPV EQUITY TRUST
LMCBV Small Cap Growth II (SBVSG2)
LMCBV Large Cap Growth I (LVCLGI)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Bond Debenture (LOVBD)
Lord Abbett Series Total Return VC (LOVTRC)
MFS VARIABLE INSURANCE TRUST
MFS Growth Series - Service (MEGSS)
MFS Utilities Series - Service (MVUSC)
MFS Value Series - Service (MVFSC)
MORGAN STANLEY
Morgan Stanley VIF Global Infrastructure II (MSGI2)
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)
NATIONWIDE VARIABLE INSURANCE
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
NVIT Managed American Funds Asset Alloc II (NAMAA2)
NVIT International Equity I (GIG)
NW Neuberger Berman NVIT Socially Responsible II (NVNSR2)
NVIT Cardinal Balanced II (NVCRB2)
NVIT Cardinal Conservative II (NVCCN2)
NVIT Cardinal Moderately Aggressive II (NVCMA2)
NVIT Nationwide II (TRF2)
NVIT Government Bond I (GBF)
NVIT International Index - Class Y (GVIXY)
NVIT Investor Destinations Balanced II (NVDBL2)
NVIT Investor Destinations Conservative II (GVIDC)
NVIT Investor Destinations Moderate II (GVIDM)
NVIT Government Money Market I (SAM)
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
NVIT Multi-Manager Small Cap Value I (SCVF)
NVIT Multi-Manager Small Company I (SCF)
NW Amundi NVIT Multi Sector Bond I (MSBF)
NW BlackRock NVIT Equity Dividend I (EIF)
NVIT Real Estate II (NVRE2)
NVIT DFA Moderate II (NVLM2)
NVIT Cardinal Managed Growth II (NCPG2)
NVIT Investor Destinations Managed Growth II (IDPG2)
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)
NW BlackRock NVIT Managed Global Alloc II (NVMGA2)
NVIT Bond Index - Class Y (NVBXD)
NVIT Small Cap Index - Class Y (NVSIXD)
NVIT Mid Cap Index - Class Y (MCIFD)
NVIT S&P 500 Index - Class Y (GVEXD)
NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Probabilities Class 1 (NOVPB1)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Short-Term - Admin (PVSTA)
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Income - Admin (PMVID)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

3

PUTNAM VARIABLE TRUST
Putnam VT Diversified Income Cl IB (PVDIB)
Putnam VT Income Cl IB (PVIB)
T. ROWE PRICE VIP II
T. Rowe Price Blue Chip Growth II (TRBCG2)
T. Rowe Price Health Sciences II (TRHS2)
WELLS FARGO VARIABLE TRUST
Wells Fargo VT Discovery (SVDF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2019 (inception) to December 31, 2019.

FIRST EAGLE
First Eagle Overseas (FEOVF)
VANGUARD VARIABLE INS FUNDS
Vanguard VIF Balanced (VVB)
Vanguard VIF Capital Growth (VVCG)
Vanguard VIF Diversified Value (VVDV)
Vanguard VIF Equity Income (VVEI)
Vanguard VIF Equity Index (VVEIX)
Vanguard VIF Growth (VVG)
Vanguard VIF High Yield Bond (VVHYB)
Vanguard VIF International (VVI)
Vanguard VIF Mid-Cap Index (VVMCI)
Vanguard VIF REIT Index (VVREI)
Vanguard VIF Short-Term Investment Grade (VVSTC)
Vanguard VIF Total Bond Market Index (VVHGB)
Vanguard VIF Total International Stock Market Index (VVTISI)
Vanguard VIF Total Stock Market Index (VVTSM)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALCAI2	356	$28,326	$28,775	$-	$28,775	$1	$28,774	$28,774	$-	$28,774
ALVIVB	942	13,161	13,419	-	13,419	1	13,418	13,418	-	13,418
ALVSVA	7,014	124,108	125,626	-	125,626	-	125,626	125,626	-	125,626
ACVIP2	494	5,078	5,073	-	5,073	-	5,073	5,073	-	5,073
AMVHI4	7,244	76,524	76,496	-	76,496	1	76,495	76,495	-	76,495
AMVGI4	2,774	132,917	137,371	1	137,372	-	137,372	137,372	-	137,372
AMVGR4	1,112	83,053	88,266	2	88,268	-	88,268	88,268	-	88,268
AMVBD4	19,339	214,314	212,734	-	212,734	-	212,734	212,734	-	212,734
AMVAA4	15,022	342,875	355,572	-	355,572	-	355,572	355,572	-	355,572
AMVI4	10,375	207,345	213,110	1	213,111	-	213,111	213,111	-	213,111
AMVBC4	28,652	365,486	381,363	-	381,363	1	381,362	381,362	-	381,362
AMVNW4	6,156	147,426	156,788	1	156,789	-	156,789	156,789	-	156,789
AMVGG4	6,231	184,073	199,697	-	199,697	-	199,697	199,697	-	199,697
BRVHY3	774	5,667	5,741	10	5,751	-	5,751	5,751	-	5,751
BRVTR3	16,867	202,912	203,584	240	203,824	-	203,824	203,824	-	203,824
DWVSVS	1,628	58,889	61,957	-	61,957	-	61,957	61,957	-	61,957
DFVEA	10,740	122,156	125,765	-	125,765	-	125,765	125,765	-	125,765
DFVGB	2,673	28,664	28,013	-	28,013	-	28,013	28,013	-	28,013
DFVIS	12,975	154,781	162,450	-	162,450	1	162,449	162,449	-	162,449
DFVIV	4,321	53,057	52,970	-	52,970	-	52,970	52,970	-	52,970
DFVSTF	5,784	60,085	58,997	-	58,997	-	58,997	58,997	-	58,997
DFVULV	6,731	184,510	184,758	-	184,758	-	184,758	184,758	-	184,758
DFVUTV	3,305	57,516	59,421	-	59,421	-	59,421	59,421	-	59,421
ETVFR	3,215	29,393	29,415	1	29,416	-	29,416	29,416	-	29,416
FC2	6,271	213,339	226,371	-	226,371	-	226,371	226,371	-	226,371
FIGBP2	17,797	232,336	228,338	1	228,339	-	228,339	228,339	-	228,339
FVSIS2	20,273	234,488	229,901	-	229,901	-	229,901	229,901	-	229,901
FEOVF	8,327	216,040	214,414	-	214,414	-	214,414	214,414	-	214,414
GVSSCS	6,150	73,603	76,931	-	76,931	-	76,931	76,931	-	76,931
GVTRBE	6,517	104,976	105,120	-	105,120	-	105,120	105,120	-	105,120
OVIG	27,885	65,533	68,317	-	68,317	-	68,317	68,317	-	68,317
WRMCG	13,174	158,549	167,127	-	167,127	-	167,127	167,127	-	167,127
JABS	6,821	285,261	284,441	-	284,441	-	284,441	284,441	-	284,441
JAMGS	1,405	106,463	112,270	-	112,270	-	112,270	112,270	-	112,270
JAFBS	19,032	248,437	247,222	-	247,222	-	247,222	247,222	-	247,222
JAGTS	7,360	110,899	110,628	-	110,628	-	110,628	110,628	-	110,628
LZREMS	602	11,895	13,250	-	13,250	-	13,250	13,250	-	13,250
SBVSG2	4,730	124,700	123,492	-	123,492	-	123,492	123,492	-	123,492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LVCLGI	2,276	66,806	68,272	-	68,272	-	68,272	68,272	-	68,272
LOVBD	35,283	433,879	426,223	-	426,223	-	426,223	426,223	-	426,223
LOVTRC	5,640	96,493	95,041	-	95,041	-	95,041	95,041	-	95,041
MEGSS	779	42,421	44,289	-	44,289	-	44,289	44,289	-	44,289
MVUSC	630	21,685	21,762	-	21,762	-	21,762	21,762	-	21,762
MVFSC	3,276	63,928	67,222	-	67,222	1	67,221	67,221	-	67,221
MSGI2	1,665	13,212	13,418	-	13,418	-	13,418	13,418	-	13,418
MSEMB	488	3,702	3,710	-	3,710	-	3,710	3,710	-	3,710
NVFIY	1,519	16,021	15,991	-	15,991	-	15,991	15,991	-	15,991
DTRTFY	9,721	99,759	97,696	-	97,696	-	97,696	97,696	-	97,696
NAMAA2	150,124	1,753,667	1,771,461	-	1,771,461	1	1,771,460	1,771,460	-	1,771,460
GIG	3,893	42,441	42,357	-	42,357	-	42,357	42,357	-	42,357
NVNSR2	749	10,009	9,994	-	9,994	-	9,994	9,994	-	9,994
NVCRB2	6,043	63,677	62,904	-	62,904	-	62,904	62,904	-	62,904
NVCMA2	16,133	141,489	141,167	-	141,167	-	141,167	141,167	-	141,167
TRF2	452	10,002	10,425	-	10,425	1	10,424	10,424	-	10,424
GBF	5,998	66,330	65,195	-	65,195	-	65,195	65,195	-	65,195
GVIXY	35,043	345,933	358,487	-	358,487	-	358,487	358,487	-	358,487
NVDBL2	727	11,063	11,092	-	11,092	-	11,092	11,092	-	11,092
GVIDC	1,523	15,290	15,201	-	15,201	-	15,201	15,201	-	15,201
GVIDM	956	11,063	11,092	-	11,092	-	11,092	11,092	-	11,092
SAM	790,551	790,551	790,551	-	790,551	2	790,549	790,549	-	790,549
NVMMV1	11,244	92,175	89,731	-	89,731	-	89,731	89,731	-	89,731
SCVF	550	4,319	4,614	1	4,615	-	4,615	4,615	-	4,615
SCF	897	15,494	15,273	-	15,273	-	15,273	15,273	-	15,273
MSBF	14,785	136,073	135,131	-	135,131	-	135,131	135,131	-	135,131
EIF	2,960	55,182	58,913	1	58,914	-	58,914	58,914	-	58,914
NVRE2	10,666	83,986	82,558	-	82,558	-	82,558	82,558	-	82,558
NVLM2	13,655	168,266	174,377	-	174,377	-	174,377	174,377	-	174,377
NCPG2	38,745	405,949	410,306	-	410,306	-	410,306	410,306	-	410,306
IDPG2	16,038	180,903	184,274	-	184,274	-	184,274	184,274	-	184,274
IDPGI2	19,951	218,057	220,454	-	220,454	-	220,454	220,454	-	220,454
NVMGA2	2,464	26,049	26,680	1	26,681	-	26,681	26,681	-	26,681
NVBXD	67,425	713,812	720,097	1	720,098	-	720,098	720,098	-	720,098
NVSIXD	31,877	295,721	260,757	-	260,757	-	260,757	260,757	-	260,757
MCIFD	4,734	108,846	102,307	-	102,307	-	102,307	102,307	-	102,307
GVEXD	60,830	1,132,130	1,196,529	-	1,196,529	1	1,196,528	1,196,528	-	1,196,528
NOVPB1	22,650	212,234	210,422	-	210,422	-	210,422	210,422	-	210,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PVSTA	6,812	70,241	70,296	-	70,296	-	70,296	70,296	-	70,296
PMUBAM	3	27	26	-	26	-	26	26	-	26
PMVFAD	2,461	24,487	24,736	-	24,736	2	24,734	24,734	-	24,734
PMVHYA	731	5,743	5,813	-	5,813	1	5,812	5,812	-	5,812
PMVID	55,505	597,202	603,334	-	603,334	-	603,334	603,334	-	603,334
PMVLGA	787	10,476	10,146	-	10,146	-	10,146	10,146	-	10,146
PMVLDA	623	6,380	6,357	-	6,357	-	6,357	6,357	-	6,357
PMVRRA	978	12,208	12,367	-	12,367	-	12,367	12,367	-	12,367
PMVTRA	37,688	415,415	415,326	-	415,326	-	415,326	415,326	-	415,326
PMVEBA	2,511	32,273	33,118	-	33,118	-	33,118	33,118	-	33,118
PVDIB	27,565	169,213	172,830	-	172,830	1	172,829	172,829	-	172,829
PVIB	18,486	212,627	212,585	-	212,585	-	212,585	212,585	-	212,585
TRBCG2	5,542	203,897	207,388	-	207,388	-	207,388	207,388	-	207,388
TRHS2	1,068	51,540	50,710	-	50,710	-	50,710	50,710	-	50,710
VVB	18,386	459,823	458,536	-	458,536	-	458,536	458,536	-	458,536
VVCG	741	27,626	30,221	-	30,221	-	30,221	30,221	-	30,221
VVDV	1,612	24,484	26,515	-	26,515	-	26,515	26,515	-	26,515
VVEI	60,258	1,413,069	1,456,431	-	1,456,431	-	1,456,431	1,456,431	-	1,456,431
VVEIX	27,181	1,252,224	1,296,533	1	1,296,534	-	1,296,534	1,296,534	-	1,296,534
VVG	53,675	1,393,682	1,446,544	-	1,446,544	-	1,446,544	1,446,544	-	1,446,544
VVHYB	8,627	70,742	70,656	-	70,656	-	70,656	70,656	-	70,656
VVI	7,688	213,951	222,941	-	222,941	-	222,941	222,941	-	222,941
VVMCI	76,234	1,773,641	1,831,910	-	1,831,910	-	1,831,910	1,831,910	-	1,831,910
VVREI	9,452	128,838	129,870	1	129,871	-	129,871	129,871	-	129,871
VVSTC	106,072	1,146,974	1,149,826	-	1,149,826	1	1,149,825	1,149,825	-	1,149,825
VVHGB	138,778	1,697,496	1,694,474	-	1,694,474	1	1,694,473	1,694,473	-	1,694,473
VVTISI	85,083	1,750,720	1,819,074	-	1,819,074	1	1,819,073	1,819,073	-	1,819,073
VVTSM	61,038	2,506,427	2,613,025	-	2,613,025	-	2,613,025	2,613,025	-	2,613,025
SVDF	391	12,264	12,859	-	12,859	1	12,858	12,858	-	12,858

Total (unaudited)			$29,295,603	$263	$29,295,866	$19	$29,295,847	$29,295,847	$-	$29,295,847

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALCAI2	ALVIVB	ALVSVA	ACVIP2	AMVHI4	AMVGI4	AMVGR4
Reinvested dividends	$187,127	-	47	170	21	136	1,210	293
Mortality and expense risk charges (note 2)	(17,922)	(20)	(6)	(48)	(1)	(4)	(61)	(29)

Net investment income (loss)	169,205	(20)	41	122	20	132	1,149	264

Realized gain (loss) on investments	21,709	31	6	(76)	-	1	(128)	110
Change in unrealized gain (loss) on investments	574,464	449	258	1,518	(5)	(28)	4,454	5,213

Net gain (loss) on investments	596,173	480	264	1,442	(5)	(27)	4,326	5,323

Reinvested capital gains	179,053	2,254	-	3,172	-	-	3,084	-

Net increase (decrease) in contract owners’ equity resulting from operations	$944,431	2,714	305	4,736	15	105	8,559	5,587

Investment Activity:	AMVBD4	AMVAA4	AMVI4	AMVBC4	AMVNW4	AMVGG4	BRVHY3	BRVTR3
Reinvested dividends	$3,355	4,492	1,655	4,082	608	1,385	101	722
Mortality and expense risk charges (note 2)	(82)	(116)	(61)	(98)	(44)	(63)	(3)	(43)

Net investment income (loss)	3,273	4,376	1,594	3,984	564	1,322	98	679

Realized gain (loss) on investments	376	208	2,466	4,230	134	68	3	81
Change in unrealized gain (loss) on investments	(1,580)	12,697	5,765	15,876	9,363	15,624	74	671

Net gain (loss) on investments	(1,204)	12,905	8,231	20,106	9,497	15,692	77	752

Reinvested capital gains	-	-	453	-	-	-	-	689

Net increase (decrease) in contract owners’ equity resulting from operations	$2,069	17,281	10,278	24,090	10,061	17,014	175	2,120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	DWVSVS	DFVEA	DFVGB	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV
Reinvested dividends	$-	2,204	708	4,133	-	1,285	3,791	822
Mortality and expense risk charges (note 2)	(15)	(98)	(34)	(166)	(3)	(59)	(157)	(54)

Net investment income (loss)	(15)	2,106	674	3,967	(3)	1,226	3,634	768

Realized gain (loss) on investments	98	176	-	157	-	1	4,615	2
Change in unrealized gain (loss) on investments	3,069	3,610	(651)	7,669	(86)	(1,089)	248	1,905

Net gain (loss) on investments	3,167	3,786	(651)	7,826	(86)	(1,088)	4,863	1,907

Reinvested capital gains	-	872	-	1,835	-	-	1,924	1,444

Net increase (decrease) in contract owners’ equity resulting from operations	$3,152	6,764	23	13,628	(89)	138	10,421	4,119

Investment Activity:	ETVFR	FC2	FIGBP2	FVSIS2	FEOVF	GVSSCS	GVTRBE	OVIG
Reinvested dividends	$532	333	4,317	6,878	595	149	428	189
Mortality and expense risk charges (note 2)	(20)	(77)	(68)	(81)	(46)	(23)	(41)	(28)

Net investment income (loss)	512	256	4,249	6,797	549	126	387	161

Realized gain (loss) on investments	(2)	2,502	(1)	193	23	172	(323)	105
Change in unrealized gain (loss) on investments	22	13,032	(3,998)	(4,587)	(1,626)	3,327	144	2,784

Net gain (loss) on investments	20	15,534	(3,999)	(4,394)	(1,603)	3,499	(179)	2,889

Reinvested capital gains	-	-	-	1,628	6,449	1,512	-	929

Net increase (decrease) in contract owners’ equity resulting from operations	$532	15,790	250	4,031	5,395	5,137	208	3,979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	JABS	JAMGS	JAFBS	JAGTS	LZREMS	SBVSG2	LVCLGI
Reinvested dividends	$-	-	27	3,303	-	-	-	131
Mortality and expense risk charges (note 2)	(41)	(5)	(28)	(88)	(3)	(6)	(33)	(25)

Net investment income (loss)	(41)	(5)	(1)	3,215	(3)	(6)	(33)	106

Realized gain (loss) on investments	201	-	174	751	23	74	(253)	(72)
Change in unrealized gain (loss) on investments	8,578	(820)	5,806	(1,215)	(271)	1,355	(1,208)	1,466

Net gain (loss) on investments	8,779	(820)	5,980	(464)	(248)	1,429	(1,461)	1,394

Reinvested capital gains	-	-	-	-	-	-	9,132	2,816

Net increase (decrease) in contract owners’ equity resulting from operations	$8,738	(825)	5,979	2,751	(251)	1,423	7,638	4,316

Investment Activity:	LOVBD	LOVTRC	MEGSS	MVUSC	MVFSC	MSGI2	MSEMB	NVFIY
Reinvested dividends	$13,947	1,814	-	-	-	144	84	-
Mortality and expense risk charges (note 2)	(63)	(19)	(8)	-	(15)	(6)	(2)	(1)

Net investment income (loss)	13,884	1,795	(8)	-	(15)	138	82	(1)

Realized gain (loss) on investments	-	(1)	40	-	19	(2)	-	-
Change in unrealized gain (loss) on investments	(7,656)	(1,452)	1,867	77	3,293	207	9	(30)

Net gain (loss) on investments	(7,656)	(1,453)	1,907	77	3,312	205	9	(30)

Reinvested capital gains	-	-	-	-	-	256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,228	342	1,899	77	3,297	599	91	(31)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	DTRTFY	NAMAA2	GIG	NVNSR2	NVCRB2	NVCCN2	NVCMA2	TRF2
Reinvested dividends	$2,352	19,586	469	-	921	-	-	82
Mortality and expense risk charges (note 2)	(54)	(249)	(21)	-	(3)	(5)	(2)	(3)

Net investment income (loss)	2,298	19,337	448	-	918	(5)	(2)	79

Realized gain (loss) on investments	3	(12)	(30)	-	(1)	203	-	4
Change in unrealized gain (loss) on investments	(2,063)	17,793	(84)	(15)	(772)	-	(323)	423

Net gain (loss) on investments	(2,060)	17,781	(114)	(15)	(773)	203	(323)	427

Reinvested capital gains	-	4,496	786	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$238	41,614	1,120	(15)	145	198	(325)	506

Investment Activity:	GBF	GVIXY	NVDBL2	GVIDC	GVIDM	SAM	NVMMV1	SCVF
Reinvested dividends	$1,068	10,999	-	295	-	11,402	602	48
Mortality and expense risk charges (note 2)	(16)	(619)	-	(3)	-	(1,045)	(27)	(2)

Net investment income (loss)	1,052	10,380	-	292	-	10,357	575	46

Realized gain (loss) on investments	-	309	-	-	-	-	(78)	-
Change in unrealized gain (loss) on investments	(1,135)	12,555	29	(89)	29	-	(2,444)	295

Net gain (loss) on investments	(1,135)	12,864	29	(89)	29	-	(2,522)	295

Reinvested capital gains	-	327	-	-	-	-	4,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(83)	23,571	29	203	29	10,357	2,058	341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	SCF	MSBF	EIF	NVRE2	NVLM2	NCPG2	IDPG2	IDPGI2
Reinvested dividends	$5	2,989	1,004	944	2,674	7,124	3,563	4,047
Mortality and expense risk charges (note 2)	(8)	(25)	(39)	(25)	(99)	(145)	(99)	(44)

Net investment income (loss)	(3)	2,964	965	919	2,575	6,979	3,464	4,003

Realized gain (loss) on investments	(22)	(5)	159	1	2	(35)	-	4
Change in unrealized gain (loss) on investments	(221)	(942)	3,731	(1,428)	6,111	4,357	3,371	2,397

Net gain (loss) on investments	(243)	(947)	3,890	(1,427)	6,113	4,322	3,371	2,401

Reinvested capital gains	721	-	1,056	-	3,222	5,944	3,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	$475	2,017	5,911	(508)	11,910	17,245	10,744	6,404

Investment Activity:	NVMGA2	NVBXD	NVSIXD	MCIFD	GVEXD	NOVPB1	PVSTA	PMUBAM
Reinvested dividends	$98	19,117	2,831	1,404	23,153	-	291	1
Mortality and expense risk charges (note 2)	(13)	(1,865)	(407)	(236)	(2,523)	(3)	(21)	-

Net investment income (loss)	85	17,252	2,424	1,168	20,630	(3)	270	1

Realized gain (loss) on investments	9	677	(2,205)	(260)	921	(1)	-	-
Change in unrealized gain (loss) on investments	631	6,286	(34,964)	(6,539)	64,399	(1,812)	55	-

Net gain (loss) on investments	640	6,963	(37,169)	(6,799)	65,320	(1,813)	55	-

Reinvested capital gains	442	-	55,904	13,125	39,968	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,167	24,215	21,159	7,494	125,918	(1,816)	325	1

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	PMVFAD	PMVHYA	PMVID	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PMVEBA
Reinvested dividends	$161	95	2,620	22	35	88	2,327	619
Mortality and expense risk charges (note 2)	(12)	(3)	(119)	(2)	(2)	(6)	(121)	(21)

Net investment income (loss)	149	92	2,501	20	33	82	2,206	598

Realized gain (loss) on investments	2	2	168	-	-	9	55	9
Change in unrealized gain (loss) on investments	249	71	6,132	(330)	(24)	160	(88)	845

Net gain (loss) on investments	251	73	6,300	(330)	(24)	169	(33)	854

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$400	165	8,801	(310)	9	251	2,173	1,452

Investment Activity:	PVDIB	PVIB	TRBCG2	TRHS2	VVB	VVCG	VVDV	VVEI
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(58)	(11)	(77)	(4)	(25)	(27)	(40)	(708)

Net investment income (loss)	(58)	(11)	(77)	(4)	(25)	(27)	(40)	(708)

Realized gain (loss) on investments	195	7	490	(12)	(1)	2	43	145
Change in unrealized gain (loss) on investments	3,617	(42)	3,491	(829)	(1,287)	2,595	2,031	43,362

Net gain (loss) on investments	3,812	(35)	3,981	(841)	(1,288)	2,597	2,074	43,507

Reinvested capital gains	-	-	4,454	2,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,754	(46)	8,358	1,400	(1,313)	2,570	2,034	42,799

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2019

Investment Activity:	VVEIX	VVG	VVHYB	VVI	VVMCI	VVREI	VVSTC	VVHGB
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(677)	(826)	(4)	(94)	(1,044)	(10)	(632)	(1,209)

Net investment income (loss)	(677)	(826)	(4)	(94)	(1,044)	(10)	(632)	(1,209)

Realized gain (loss) on investments	456	405	-	543	101	-	5	(23)
Change in unrealized gain (loss) on investments	44,309	52,862	(86)	8,990	58,269	1,032	2,852	(3,022)

Net gain (loss) on investments	44,765	53,267	(86)	9,533	58,370	1,032	2,857	(3,045)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44,088	52,441	(90)	9,439	57,326	1,022	2,225	(4,254)

Investment Activity:	VVTISI	VVTSM	SVDF
Reinvested dividends	$-	-	-
Mortality and expense risk charges (note 2)	(1,013)	(1,582)	(2)

Net investment income (loss)	(1,013)	(1,582)	(2)

Realized gain (loss) on investments	1,055	2,217	11
Change in unrealized gain (loss) on investments	68,353	106,598	595

Net gain (loss) on investments	69,408	108,815	606

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,395	107,233	604

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	Total (unaudited)	ALCAI2	ALVIVB	ALVSVA	ACVIP2	AMVHI4	AMVGI4	AMVGR4
Investment activity:
Net investment income (loss)	$169,205	(20)	41	122	20	132	1,149	264
Realized gain (loss) on investments	21,709	31	6	(76)	-	1	(128)	110
Change in unrealized gain (loss) on investments	574,464	449	258	1,518	(5)	(28)	4,454	5,213
Reinvested capital gains	179,053	2,254	-	3,172	-	-	3,084	-

Net increase (decrease) in contract owners’ equity resulting from operations	944,431	2,714	305	4,736	15	105	8,559	5,587

Equity transactions:
Purchase payments received from contract owners	28,447,247	27,433	13,244	45,807	5,000	5,676	70,369	107,417
Transfers between funds	-	(1,242)	125	75,773	58	70,846	59,807	(24,644)
Redemptions (notes 2 and 3)	(95,830)	(132)	(254)	(690)	-	(132)	(1,363)	(92)
Adjustments to maintain reserves	(1)	1	(2)	-	-	-	-	-

Net equity transactions	28,351,416	26,060	13,113	120,890	5,058	76,390	128,813	82,681

Net change in contract owners’ equity	29,295,847	28,774	13,418	125,626	5,073	76,495	137,372	88,268
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$29,295,847	28,774	13,418	125,626	5,073	76,495	137,372	88,268

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,509,161	2,976	1,257	12,128	477	7,250	12,144	9,744
Units redeemed	(842,441)	(584)	(40)	(506)	-	(14)	(272)	(2,321)

Ending units	2,666,720	2,392	1,217	11,622	477	7,236	11,872	7,423

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	AMVBD4	AMVAA4	AMVI4	AMVBC4	AMVNW4	AMVGG4	BRVHY3	BRVTR3
Investment activity:
Net investment income (loss)	$3,273	4,376	1,594	3,984	564	1,322	98	679
Realized gain (loss) on investments	376	208	2,466	4,230	134	68	3	81
Change in unrealized gain (loss) on investments	(1,580)	12,697	5,765	15,876	9,363	15,624	74	671
Reinvested capital gains	-	-	453	-	-	-	-	689

Net increase (decrease) in contract owners’ equity resulting from operations	2,069	17,281	10,278	24,090	10,061	17,014	175	2,120

Equity transactions:
Purchase payments received from contract owners	104,603	263,809	144,719	176,145	62,500	63,976	5,676	201,032
Transfers between funds	107,269	74,751	58,929	181,161	84,242	118,748	9	1,846
Redemptions (notes 2 and 3)	(1,205)	(269)	(814)	(33)	(15)	(41)	(108)	(1,175)
Adjustments to maintain reserves	(2)	-	(1)	(1)	1	-	(1)	1

Net equity transactions	210,665	338,291	202,833	357,272	146,728	182,683	5,576	201,704

Net change in contract owners’ equity	212,734	355,572	213,111	381,362	156,789	199,697	5,751	203,824
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$212,734	355,572	213,111	381,362	156,789	199,697	5,751	203,824

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	20,626	31,675	23,807	38,663	13,534	17,358	545	19,231
Units redeemed	(732)	(272)	(4,855)	(5,109)	(106)	(916)	(16)	(198)

Ending units	19,894	31,403	18,952	33,554	13,428	16,442	529	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	DWVSVS	DFVEA	DFVGB	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV
Investment activity:
Net investment income (loss)	$(15)	2,106	674	3,967	(3)	1,226	3,634	768
Realized gain (loss) on investments	98	176	-	157	-	1	4,615	2
Change in unrealized gain (loss) on investments	3,069	3,610	(651)	7,669	(86)	(1,089)	248	1,905
Reinvested capital gains	-	872	-	1,835	-	-	1,924	1,444

Net increase (decrease) in contract owners’ equity resulting from operations	3,152	6,764	23	13,628	(89)	138	10,421	4,119

Equity transactions:
Purchase payments received from contract owners	60,156	122,149	27,994	-	-	57,388	179,884	-
Transfers between funds	(1,346)	(3,139)	-	148,839	53,077	2,128	(4,570)	55,308
Redemptions (notes 2 and 3)	(5)	(10)	(4)	(17)	(17)	(657)	(976)	(5)
Adjustments to maintain reserves	-	1	-	(1)	(1)	-	(1)	(1)

Net equity transactions	58,805	119,001	27,990	148,821	53,059	58,859	174,337	55,302

Net change in contract owners’ equity	61,957	125,765	28,013	162,449	52,970	58,997	184,758	59,421
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$61,957	125,765	28,013	162,449	52,970	58,997	184,758	59,421

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,614	11,277	2,732	14,374	4,896	5,883	25,465	5,457
Units redeemed	(121)	(275)	-	(124)	(1)	(68)	(9,413)	-

Ending units	5,493	11,002	2,732	14,250	4,895	5,815	16,052	5,457

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	ETVFR	FC2	FIGBP2	FVSIS2	FEOVF	GVSSCS	GVTRBE	OVIG
Investment activity:
Net investment income (loss)	$512	256	4,249	6,797	549	126	387	161
Realized gain (loss) on investments	(2)	2,502	(1)	193	23	172	(323)	105
Change in unrealized gain (loss) on investments	22	13,032	(3,998)	(4,587)	(1,626)	3,327	144	2,784
Reinvested capital gains	-	-	-	1,628	6,449	1,512	-	929

Net increase (decrease) in contract owners’ equity resulting from operations	532	15,790	250	4,031	5,395	5,137	208	3,979

Equity transactions:
Purchase payments received from contract owners	28,047	190,866	48,500	227,954	189,775	74,976	101,729	66,807
Transfers between funds	969	20,847	179,609	(1,133)	20,573	(2,359)	3,377	(1,654)
Redemptions (notes 2 and 3)	(133)	(1,133)	(23)	(953)	(1,330)	(825)	(194)	(814)
Adjustments to maintain reserves	1	1	3	2	1	2	-	(1)

Net equity transactions	28,884	210,581	228,089	225,870	209,019	71,794	104,912	64,338

Net change in contract owners’ equity	29,416	226,371	228,339	229,901	214,414	76,931	105,120	68,317
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$29,416	226,371	228,339	229,901	214,414	76,931	105,120	68,317

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,173	24,695	21,323	22,836	20,107	7,250	15,356	6,058
Units redeemed	(320)	(5,598)	-	(1,225)	(145)	(298)	(5,222)	(265)

Ending units	2,853	19,097	21,323	21,611	19,962	6,952	10,134	5,793

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	WRMCG	JABS	JAMGS	JAFBS	JAGTS	LZREMS	SBVSG2	LVCLGI
Investment activity:
Net investment income (loss)	$(41)	(5)	(1)	3,215	(3)	(6)	(33)	106
Realized gain (loss) on investments	201	-	174	751	23	74	(253)	(72)
Change in unrealized gain (loss) on investments	8,578	(820)	5,806	(1,215)	(271)	1,355	(1,208)	1,466
Reinvested capital gains	-	-	-	-	-	-	9,132	2,816

Net increase (decrease) in contract owners’ equity resulting from operations	8,738	(825)	5,979	2,751	(251)	1,423	7,638	4,316

Equity transactions:
Purchase payments received from contract owners	168,215	35,250	109,383	239,266	5,000	12,578	125,637	69,905
Transfers between funds	(8,851)	250,082	(2,279)	6,139	105,915	(749)	(8,792)	(5,922)
Redemptions (notes 2 and 3)	(975)	(78)	(812)	(935)	(36)	(2)	(990)	(28)
Adjustments to maintain reserves	-	12	(1)	1	-	-	(1)	1

Net equity transactions	158,389	285,266	106,291	244,471	110,879	11,827	115,854	63,956

Net change in contract owners’ equity	167,127	284,441	112,270	247,222	110,628	13,250	123,492	68,272
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$167,127	284,441	112,270	247,222	110,628	13,250	123,492	68,272

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	14,988	24,774	9,859	28,478	8,863	1,253	12,012	6,320
Units redeemed	(880)	(7)	(271)	(5,447)	(22)	(67)	(948)	(562)

Ending units	14,108	24,767	9,588	23,031	8,841	1,186	11,064	5,758

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	LOVBD	LOVTRC	MEGSS	MVUSC	MVFSC	MSGI2	MSEMB	NVFIY
Investment activity:
Net investment income (loss)	$13,884	1,795	(8)	-	(15)	138	82	(1)
Realized gain (loss) on investments	-	(1)	40	-	19	(2)	-	-
Change in unrealized gain (loss) on investments	(7,656)	(1,452)	1,867	77	3,293	207	9	(30)
Reinvested capital gains	-	-	-	-	-	256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,228	342	1,899	77	3,297	599	91	(31)

Equity transactions:
Purchase payments received from contract owners	68,611	93,214	43,017	11,750	64,273	13,244	3,662	-
Transfers between funds	351,404	2,143	(626)	9,935	(343)	(171)	28	16,022
Redemptions (notes 2 and 3)	(21)	(658)	(3)	-	(5)	(253)	(70)	-
Adjustments to maintain reserves	1	-	2	-	(1)	(1)	(1)	-

Net equity transactions	419,995	94,699	42,390	21,685	63,924	12,819	3,619	16,022

Net change in contract owners’ equity	426,223	95,041	44,289	21,762	67,221	13,418	3,710	15,991
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$426,223	95,041	44,289	21,762	67,221	13,418	3,710	15,991

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	39,532	9,017	3,672	1,911	5,756	1,214	352	1,492
Units redeemed	-	(65)	(51)	(6)	(30)	(48)	(8)	-

Ending units	39,532	8,952	3,621	1,905	5,726	1,166	344	1,492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	DTRTFY	NAMAA2	GIG	NVNSR2	NVCRB2	NVCCN2	NVCMA2	TRF2
Investment activity:
Net investment income (loss)	$2,298	19,337	448	-	918	(5)	(2)	79
Realized gain (loss) on investments	3	(12)	(30)	-	(1)	203	-	4
Change in unrealized gain (loss) on investments	(2,063)	17,793	(84)	(15)	(772)	-	(323)	423
Reinvested capital gains	-	4,496	786	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	238	41,614	1,120	(15)	145	198	(325)	506

Equity transactions:
Purchase payments received from contract owners	81,162	1,675,103	41,807	-	62,815	(196)	-	10,000
Transfers between funds	16,323	55,607	229	10,010	-	-	141,539	(81)
Redemptions (notes 2 and 3)	(27)	(864)	(798)	-	(56)	(2)	(48)	(1)
Adjustments to maintain reserves	-	-	(1)	(1)	-	-	1	-

Net equity transactions	97,458	1,729,846	41,237	10,009	62,759	(198)	141,492	9,918

Net change in contract owners’ equity	97,696	1,771,460	42,357	9,994	62,904	-	141,167	10,424
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$97,696	1,771,460	42,357	9,994	62,904	-	141,167	10,424

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	14,601	250,793	3,964	861	5,731	2,883	12,519	896
Units redeemed	(5,307)	(94,458)	(130)	-	(5)	(2,883)	(5)	(7)

Ending units	9,294	156,335	3,834	861	5,726	-	12,514	889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	GBF	GVIXY	NVDBL2	GVIDC	GVIDM	SAM	NVMMV1	SCVF
Investment activity:
Net investment income (loss)	$1,052	10,380	-	292	-	10,357	575	46
Realized gain (loss) on investments	-	309	-	-	-	-	(78)	-
Change in unrealized gain (loss) on investments	(1,135)	12,555	29	(89)	29	-	(2,444)	295
Reinvested capital gains	-	327	-	-	-	-	4,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(83)	23,571	29	203	29	10,357	2,058	341

Equity transactions:
Purchase payments received from contract owners	49,793	163,808	11,064	15,000	11,064	7,479,817	35,007	4,275
Transfers between funds	16,059	174,811	-	-	-	(6,685,725)	53,085	-
Redemptions (notes 2 and 3)	(575)	(3,704)	-	(1)	-	(13,902)	(419)	(1)
Adjustments to maintain reserves	1	1	(1)	(1)	(1)	2	-	-

Net equity transactions	65,278	334,916	11,063	14,998	11,063	780,192	87,673	4,274

Net change in contract owners’ equity	65,195	358,487	11,092	15,201	11,092	790,549	89,731	4,615
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$65,195	358,487	11,092	15,201	11,092	790,549	89,731	4,615

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	6,252	32,282	1,011	1,427	999	740,930	8,446	431
Units redeemed	(54)	(499)	-	-	-	(662,841)	(439)	-

Ending units	6,198	31,783	1,011	1,427	999	78,089	8,007	431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	SCF	MSBF	EIF	NVRE2	NVLM2	NCPG2	IDPG2	IDPGI2
Investment activity:
Net investment income (loss)	$(3)	2,964	965	919	2,575	6,979	3,464	4,003
Realized gain (loss) on investments	(22)	(5)	159	1	2	(35)	-	4
Change in unrealized gain (loss) on investments	(221)	(942)	3,731	(1,428)	6,111	4,357	3,371	2,397
Reinvested capital gains	721	-	1,056	-	3,222	5,944	3,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	475	2,017	5,911	(508)	11,910	17,245	10,744	6,404

Equity transactions:
Purchase payments received from contract owners	15,075	131,710	56,096	12,578	162,500	319,697	173,564	159,186
Transfers between funds	13	1,453	(2,821)	70,496	-	74,226	-	55,658
Redemptions (notes 2 and 3)	(291)	(48)	(271)	(8)	(33)	(861)	(33)	(795)
Adjustments to maintain reserves	1	(1)	(1)	-	-	(1)	(1)	1

Net equity transactions	14,798	133,114	53,003	83,066	162,467	393,061	173,530	214,050

Net change in contract owners’ equity	15,273	135,131	58,914	82,558	174,377	410,306	184,274	220,454
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$15,273	135,131	58,914	82,558	174,377	410,306	184,274	220,454

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,440	12,700	5,882	7,151	15,788	37,253	16,630	20,228
Units redeemed	(48)	(34)	(872)	(11)	-	(77)	-	(74)

Ending units	1,392	12,666	5,010	7,140	15,788	37,176	16,630	20,154

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	NVMGA2	NVBXD	NVSIXD	MCIFD	GVEXD	NOVPB1	PVSTA	PMUBAM
Investment activity:
Net investment income (loss)	$85	17,252	2,424	1,168	20,630	(3)	270	1
Realized gain (loss) on investments	9	677	(2,205)	(260)	921	(1)	-	-
Change in unrealized gain (loss) on investments	631	6,286	(34,964)	(6,539)	64,399	(1,812)	55	-
Reinvested capital gains	442	-	55,904	13,125	39,968	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,167	24,215	21,159	7,494	125,918	(1,816)	325	1

Equity transactions:
Purchase payments received from contract owners	25,822	655,382	131,909	96,722	781,663	-	57,388	25
Transfers between funds	(53)	55,227	109,512	(106)	303,578	212,309	13,244	1
Redemptions (notes 2 and 3)	(257)	(14,727)	(1,823)	(1,803)	(14,629)	(70)	(659)	-
Adjustments to maintain reserves	2	1	-	-	(2)	(1)	(2)	(1)

Net equity transactions	25,514	695,883	239,598	94,813	1,070,610	212,238	69,971	25

Net change in contract owners’ equity	26,681	720,098	260,757	102,307	1,196,528	210,422	70,296	26
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$26,681	720,098	260,757	102,307	1,196,528	210,422	70,296	26

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,451	68,957	24,330	9,328	103,538	16,794	6,989	3
Units redeemed	(37)	(1,377)	(724)	(177)	(3,012)	(5)	(69)	-

Ending units	2,414	67,580	23,606	9,151	100,526	16,789	6,920	3

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	PMVFAD	PMVHYA	PMVID	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PMVEBA
Investment activity:
Net investment income (loss)	$149	92	2,501	20	33	82	2,206	598
Realized gain (loss) on investments	2	2	168	-	-	9	55	9
Change in unrealized gain (loss) on investments	249	71	6,132	(330)	(24)	160	(88)	845
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	400	165	8,801	(310)	9	251	2,173	1,452

Equity transactions:
Purchase payments received from contract owners	24,413	5,737	407,031	10,000	6,000	12,206	397,900	31,710
Transfers between funds	389	20	188,216	457	348	144	16,727	161
Redemptions (notes 2 and 3)	(465)	(109)	(713)	-	(1)	(234)	(1,474)	(204)
Adjustments to maintain reserves	(3)	(1)	(1)	(1)	1	-	-	(1)

Net equity transactions	24,334	5,647	594,533	10,456	6,348	12,116	413,153	31,666

Net change in contract owners’ equity	24,734	5,812	603,334	10,146	6,357	12,367	415,326	33,118
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$24,734	5,812	603,334	10,146	6,357	12,367	415,326	33,118

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,411	553	61,931	904	617	1,198	39,964	3,371
Units redeemed	(55)	(16)	(4,896)	-	-	(32)	(908)	(339)

Ending units	2,356	537	57,035	904	617	1,166	39,056	3,032

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	PVDIB	PVIB	TRBCG2	TRHS2	VVB	VVCG	VVDV	VVEI
Investment activity:
Net investment income (loss)	$(58)	(11)	(77)	(4)	(25)	(27)	(40)	(708)
Realized gain (loss) on investments	195	7	490	(12)	(1)	2	43	145
Change in unrealized gain (loss) on investments	3,617	(42)	3,491	(829)	(1,287)	2,595	2,031	43,362
Reinvested capital gains	-	-	4,454	2,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,754	(46)	8,358	1,400	(1,313)	2,570	2,034	42,799

Equity transactions:
Purchase payments received from contract owners	135,864	52,995	213,808	50,000	-	-	25,156	1,305,949
Transfers between funds	34,110	159,731	(13,205)	(688)	460,002	27,654	(671)	109,047
Redemptions (notes 2 and 3)	(898)	(95)	(1,573)	(1)	(154)	(3)	(4)	(1,365)
Adjustments to maintain reserves	(1)	-	-	(1)	1	-	-	1

Net equity transactions	169,075	212,631	199,030	49,310	459,849	27,651	24,481	1,413,632

Net change in contract owners’ equity	172,829	212,585	207,388	50,710	458,536	30,221	26,515	1,456,431
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$172,829	212,585	207,388	50,710	458,536	30,221	26,515	1,456,431

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	16,782	19,966	20,105	4,468	41,607	2,709	2,504	133,172
Units redeemed	(631)	(545)	(2,106)	(60)	(13)	-	(63)	(358)

Ending units	16,151	19,421	17,999	4,408	41,594	2,709	2,441	132,814

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	VVEIX	VVG	VVHYB	VVI	VVMCI	VVREI	VVSTC	VVHGB
Investment activity:
Net investment income (loss)	$(677)	(826)	(4)	(94)	(1,044)	(10)	(632)	(1,209)
Realized gain (loss) on investments	456	405	-	543	101	-	5	(23)
Change in unrealized gain (loss) on investments	44,309	52,862	(86)	8,990	58,269	1,032	2,852	(3,022)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,088	52,441	(90)	9,439	57,326	1,022	2,225	(4,254)

Equity transactions:
Purchase payments received from contract owners	1,258,127	1,259,720	-	183,829	1,625,366	5,000	1,007,986	852,798
Transfers between funds	(4,329)	135,761	70,770	29,694	151,038	123,890	140,329	847,875
Redemptions (notes 2 and 3)	(1,353)	(1,378)	(23)	(21)	(1,819)	(42)	(714)	(1,944)
Adjustments to maintain reserves	1	-	(1)	-	(1)	1	(1)	(2)

Net equity transactions	1,252,446	1,394,103	70,746	213,502	1,774,584	128,849	1,147,600	1,698,727

Net change in contract owners’ equity	1,296,534	1,446,544	70,656	222,941	1,831,910	129,871	1,149,825	1,694,473
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,296,534	1,446,544	70,656	222,941	1,831,910	129,871	1,149,825	1,694,473

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	116,780	131,980	6,687	20,899	168,912	11,872	116,775	161,584
Units redeemed	(508)	(584)	(2)	(521)	(655)	(4)	(4,989)	(427)

Ending units	116,272	131,396	6,685	20,378	168,257	11,868	111,786	161,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

PERIOD ENDED DECEMBER 31, 2019

	VVTISI	VVTSM	SVDF
Investment activity:
Net investment income (loss)	$(1,013)	(1,582)	(2)
Realized gain (loss) on investments	1,055	2,217	11
Change in unrealized gain (loss) on investments	68,353	106,598	595
Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,395	107,233	604

Equity transactions:
Purchase payments received from contract owners	1,590,470	1,816,210	12,500
Transfers between funds	162,932	693,110	(245)
Redemptions (notes 2 and 3)	(2,724)	(3,527)	(1)
Adjustments to maintain reserves	-	(1)	-

Net equity transactions	1,750,678	2,505,792	12,254

Net change in contract owners’ equity	1,819,073	2,613,025	12,858
Contract owners’ equity beginning of period	-	-	-

Contract owners’ equity end of period	$1,819,073	2,613,025	12,858

CHANGES IN UNITS:
Beginning units	-	-	-
Units purchased	170,739	238,659	1,120
Units redeemed	(1,398)	(2,737)	(21)

Ending units	169,341	235,922	1,099

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Value Class B (ALVIVB)

AB Small/Mid Cap Value A (ALVSVA)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)*

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)*

AMERICAN CENTURY VARIABLE PORT

American Century VP Inflation Protection Class II (ACVIP2)

AMERICAN FUNDS INS SERIES

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Bond Class 4 (AMVBD4)

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds International Class 4 (AMVI4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds New World (AMVNW4)

American Funds Global Growth Class 4 (AMVGG4)

BLACKROCK VAR SERIES TRST FNDS

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

COLUMBIA VARIABLE PORTFOLIO

CVP High Yield Bond Class 2 (CLVHY2)*

CVP AQR Managed Futures Strategy (CLVQF2)*

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Moderate Allocation (DFVGMI)*

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FIDELITY VIP

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Balanced - Serv II (FB2)*

Fidelity VIP Growth & Income - Serv II (FGI2)*

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)*

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)

Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)*

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Consumer Products (RCPF)*

Guggenheim Rydex Financial Services (RFSF)*

Guggenheim Rydex Telecommunications (RTEL)*

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)*

Guggenheim Var Ser High Yield Ser P (SBLP)*

INVESCO V. I.

Invesco V.I. Global Real Estate I (IVRE)*

Invesco Oppenheimer V.I. Global - S2 (OVGSS)*

Invesco Oppenheimer V.I. International Growth S1 (OVIG)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)*

IVY VIP

Ivy VIP Energy (WRENG)*

Ivy VIP Mid Cap Growth (WRMCG)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Serv (JABS)

Janus Henderson Enterprise - Serv (JAMGS)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology - Serv (JAGTS)

JOHN HANCOCK

JHancock VIT Emerging Markets Value II (JHEMV2)*

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

LMPV EQUITY TRUST

LMCBV Small Cap Growth II (SBVSG2)

LMCBV Large Cap Growth I (LVCLGI)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Series Total Return VC (LOVTRC)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Svc 2 (MNCPS2)*

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Utilities Series - Service (MVUSC)

MFS Value Series - Service (MVFSC)

MORGAN STANLEY

Morgan Stanley VIF Global Infrastructure II (MSGI2)

Morgan Stanley VIF Emerging Markets Debt II (MSEMB)

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Global Equity Fund Y (NVGEY)*

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NVIT Managed American Funds Growth-Income II (NAMGI2)*

NVIT Managed American Funds Asset Alloc II (NAMAA2)

NW American Century NVIT Multi Cap Value II (NVAMV2)*

NW Federated NVIT High Income Bond I (HIBF)*

NVIT International Equity I (GIG)

NW Neuberger Berman NVIT Multi Cap Opportunities II (NVNMO2)*

NW Neuberger Berman NVIT Socially Responsible II (NVNSR2)

NVIT Cardinal Aggressive II (NVCRA2)*

NVIT Cardinal Balanced II (NVCRB2)

NVIT Cardinal Capital Appreciation II (NVCCA2)*

NVIT Cardinal Conservative II (NVCCN2)*

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

NVIT Cardinal Moderate II (NVCMD2)*

NVIT Cardinal Moderately Aggressive II (NVCMA2)

NVIT Cardinal Moderately Conservative II (NVCMC2)*

NVIT Nationwide II (TRF2)

NVIT Government Bond I (GBF)

NVIT International Index - Class Y (GVIXY)

NVIT Investor Destinations Aggressive II (GVIDA)*

NVIT Investor Destinations Balanced II (NVDBL2)

NVIT Investor Destinations Capital Appreciation II (NVDCA2)*

NVIT Investor Destinations Conservative II (GVIDC)

NVIT Investor Destinations Moderate II (GVIDM)

NVIT Investor Destinations Moderately Aggressive II (GVDMA)*

NVIT Investor Destinations Moderately Conservative II (GVDMC)*

NVIT Government Money Market I (SAM)

NW Wells Fargo Discovery II (NVMMG2)*

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT Multi-Manager Small Cap Growth II (SCGF2)*

NVIT Multi-Manager Small Cap Value I (SCVF)

NVIT Multi-Manager Small Company I (SCF)

NW Amundi NVIT Multi Sector Bond I (MSBF)

NW BlackRock NVIT Equity Dividend I (EIF)

NVIT Real Estate II (NVRE2)

NVIT DFA Moderate II (NVLM2)

NVIT DFA Capital Appreciation II (NVLCA2)*

NVIT Cardinal Managed Growth II (NCPG2)

NVIT Cardinal Managed Growth & Income II (NCPGI2)*

NVIT Investor Destinations Managed Growth II (IDPG2)

NVIT Investor Destinations Managed Growth & Income II (IDPGI2)

NW BlackRock NVIT Managed Global Alloc II (NVMGA2)

NVIT Bond Index - Class Y (NVBXD)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT S&P 500 Index - Class Y (GVEXD)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Probabilities Class 1 (NOVPB1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Short-Term - Admin (PVSTA)

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Advisor (PMVAAD)*

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)*

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)*

PUTNAM VARIABLE TRUST

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Health Sciences II (TRHS2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)*

VanEck VIP Global Hard Assets Class S (VWHAS)*

VanEck VIP Emerging Markets S (VEEMS)*

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)*

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)*

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for the period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2019:

	Inception Date	Liquidation Date
ALPS Alerian Energy Infrastructure Class III	2/22/2019
ALPS/Red Rocks Listed Private Equity Cl III	2/22/2019
AB Small/Mid Cap Value A	2/22/2019
NW American Century NVIT Multi Cap Value II	2/22/2019
Alger Capital Appreciation Class I-2	2/22/2019
American Century VP Inflation Protection Class II	2/22/2019
AB International Value Class B	2/22/2019
BlackRock High Yield V.I. Cl3	2/22/2019
BlackRock Total Return V.I. Cl3	2/22/2019
NW BlackRock NVIT Equity Dividend I	2/22/2019
NW BlackRock NVIT Managed Global Alloc II	2/22/2019
American Funds New World	2/22/2019
Delaware VIP Small Cap Value - Service	2/22/2019
MFS Growth Series - Service	2/22/2019
MFS Value Series - Service	2/22/2019
American Funds Growth-Income Class 4	2/22/2019
American Funds High-Income Bond Class 4	2/22/2019
American Funds International Class 4	2/22/2019
CVP High Yield Bond Class 2	2/22/2019
Guggenheim Rydex Consumer Products	2/22/2019
American Funds Asset Allocation Class 4	2/22/2019
American Funds Blue Chip Income and Growth 4	2/22/2019
American Funds Bond Class 4	2/22/2019
American Funds Growth Class 4	2/22/2019
American Funds Global Growth Class 4	2/22/2019
DFA VA Global Bond	2/22/2019
DFA VA International Small	2/22/2019
DFA VA International Value	2/22/2019
DFA VA Short-Term Fixed	2/22/2019
DFA VA U.S. Large Value	2/22/2019
DFA VA U.S. Targeted Value	2/22/2019
DFA VA Global Moderate Allocation	2/22/2019
DFA VA Equity Allocation	2/22/2019
Eaton Vance VT Floating-Rate Income	2/22/2019
NW Federated NVIT High Income Bond I	2/22/2019
Fidelity VIP Investment Grade Bond - Serv II	2/22/2019
Fidelity VIP Growth & Income - Serv II	2/22/2019
Guggenheim Rydex Financial Services	2/22/2019
Fidelity VIP Contrafund - Serv II	2/22/2019
Fidelity VIP Balanced - Serv II	2/22/2019
Fidelity VIP Strategic Income - Serv II	2/22/2019
NVIT Bond Index - Class Y	2/22/2019
NVIT International Index - Class Y	2/22/2019
NVIT Mid Cap Index - Class Y	2/22/2019
Goldman Sachs VIT Multi-Strat Alts Svc	2/22/2019
NVIT S&P 500 Index - Class Y	2/22/2019
Goldman Sachs VIT Sm Cp Eq Insghts Svc	2/22/2019
NVIT Small Cap Index - Class Y	2/22/2019
Franklin Templeton Global Bond II	2/22/2019
NVIT Investor Destinations Moderately Conservative II	2/22/2019
NVIT Investor Destinations Moderate II	2/22/2019
NVIT iShares ETF Fixed Income Fund Y	2/22/2019
NVIT iShares ETF Global Equity Fund Y	2/22/2019
NVIT Managed American Funds Asset Alloc II	2/22/2019
NVIT Managed American Funds Growth-Income II	2/22/2019
NW Amundi NVIT Multi Sector Bond I	2/22/2019
NW Wells Fargo Discovery II	2/22/2019
NVIT Government Money Market I	2/22/2019
NVIT Cardinal Aggressive II	2/22/2019
NVIT Cardinal Balanced II	2/22/2019
NVIT Cardinal Capital Appreciation II	2/22/2019

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

NVIT Cardinal Conservative II	2/22/2019
NVIT Cardinal Managed Growth & Income II	2/22/2019
NVIT Cardinal Managed Growth II	2/22/2019
NVIT Cardinal Moderate II	2/22/2019
NVIT Cardinal Moderately Aggressive II	2/22/2019
NVIT Cardinal Moderately Conservative II	2/22/2019
NVIT DFA Capital Appreciation II	2/22/2019
NVIT DFA Moderate II	2/22/2019
NVIT Government Bond I	2/22/2019
NVIT International Equity I	2/22/2019
NVIT Investor Destinations Aggressive II	2/22/2019
NVIT Investor Destinations Balanced II	2/22/2019
NVIT Investor Destinations Conservative II	2/22/2019
NVIT Investor Destinations Capital Appreciation II	2/22/2019
NVIT Investor Destinations Managed Growth II	2/22/2019
NVIT Investor Destinations Managed Growth & Income II	2/22/2019
NVIT Investor Destinations Moderately Aggressive II	2/22/2019
Ivy VIP Energy	2/22/2019
Ivy VIP Mid Cap Growth	2/22/2019
Invesco V.I. Global Real Estate I	2/22/2019
Janus Henderson Enterprise - Serv	2/22/2019
JHancock VIT Emerging Markets Value II	2/22/2019
Janus Henderson Flexible Bond - Serv	2/22/2019
Janus Henderson Balanced - Serv	2/22/2019
Janus Henderson Global Technology - Serv	2/22/2019
Lord Abbett Bond Debenture	2/22/2019
LMCBV Large Cap Growth I	2/22/2019
LMCBV Small Cap Growth II	2/22/2019
Lord Abbett Series Total Return VC	2/22/2019
Morgan Stanley VIF Emerging Markets Debt II	2/22/2019
Morgan Stanley VIF Global Infrastructure II	2/22/2019
Westchester Merger Fund VL	2/22/2019
NW DoubleLine NVIT Total Return Tactical Cl Y	2/22/2019
MainStay VP MacKay Convertible Svc 2	2/22/2019
NVIT Multi-Manager Mid Cap Value I	2/22/2019
MFS Utilities Series - Service	2/22/2019
Putnam VT Diversified Income Cl IB	2/22/2019
Putnam VT Income Cl IB	2/22/2019
NW Neuberger Berman NVIT Multi Cap Opportunities II	2/22/2019
NW Neuberger Berman NVIT Socially Responsible II	2/22/2019
NVIT Multi-Manager Small Cap Growth II	2/22/2019
NVIT Multi-Manager Small Cap Value I	2/22/2019
NVIT Multi-Manager Small Company I	2/22/2019
NVIT Nationwide II	2/22/2019
NVIT Real Estate II	2/22/2019
Invesco Oppenheimer V.I. Main Street - S2	2/22/2019
Invesco Oppenheimer V.I. Global - S2	2/22/2019
Invesco Oppenheimer V.I. International Growth S1	2/22/2019
PIMCO VIT Dynamic Bond - Admin	2/22/2019
PIMCO VIT Emerging Markets Bond - Admin	2/22/2019
PIMCO VIT All Asset - Advisor	2/22/2019
PIMCO VIT International Bond (unhedged) Advisor	2/22/2019
PIMCO VIT CommodityRealReturn Strategy - Admin	2/22/2019
PIMCO VIT International Bond (US Dollar Hedged)- Admin	2/22/2019
PIMCO VIT High Yield - Admin	2/22/2019
PIMCO VIT Real Return - Admin	2/22/2019
PIMCO VIT Short-Term - Admin	2/22/2019
PIMCO VIT Total Return - Admin	2/22/2019
PIMCO VIT Low Duration - Admin	2/22/2019
PIMCO VIT Long Term US Government - Admin	2/22/2019
Guggenheim Var Ser High Yield Ser P	2/22/2019
Guggenheim Var Ser Floating Rate Strategies Ser F	2/22/2019
Guggenheim Var Ser U.S. Total Return Bond Ser E	2/22/2019
Ntrn Lts Probabilities Class 1	2/22/2019
CVP AQR Managed Futures Strategy	2/22/2019
Guggenheim Rydex Telecommunications	2/22/2019
T. Rowe Price Health Sciences II	2/22/2019

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

T. Rowe Price Blue Chip Growth II	2/22/2019
VanEck VIP Emerging Markets S	2/22/2019
VanEck VIP Global Hard Assets Class S	2/22/2019
VanEck VIP Global Gold Class S	2/22/2019
Wells Fargo VT Discovery	2/22/2019
Redwood Managed Volatility Class I	2/22/2019
PIMCO VIT Income - Admin	2/22/2019
Lazard Retirement Emerging Markets Equity	2/22/2019
First Eagle Overseas (FEOVF)	5/1/2019
Vanguard VIF Balanced (VVB)	5/1/2019
Vanguard VIF Capital Growth (VVCG)	5/1/2019
Vanguard VIF Diversified Value (VVDV)	5/1/2019
Vanguard VIF Equity Income (VVEI)	5/1/2019
Vanguard VIF Equity Index (VVEIX)	5/1/2019
Vanguard VIF Global Bond Index (VVGBI)	5/1/2019
Vanguard VIF Growth (VVG)	5/1/2019
Vanguard VIF High Yield Bond (VVHYB)	5/1/2019
Vanguard VIF International (VVI)	5/1/2019
Vanguard VIF Mid-Cap Index (VVMCI)	5/1/2019
Vanguard VIF REIT Index (VVREI)	5/1/2019
Vanguard VIF Short-Term Investment Grade (VVSTC)	5/1/2019
Vanguard VIF Total Bond Market Index (VVHGB)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019
Vanguard VIF Total Stock Market Index (VVTSM)	5/1/2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global - S2	Oppenheimer VA Global	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street - S2	Oppenheimer VA Main Street	5/28/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain sun-accounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$29,295,603	$-	$-	$29,295,603

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
Alger Capital Appreciation Class I-2 (ALCAI2)	$30,170	$1,877
AB International Value Class B (ALVIVB)	13,573	418
AB Small/Mid Cap Value A (ALVSVA)	125,524	1,339
American Century VP Inflation Protection Class II (ACVIP2)	5,079	1
American Funds High-Income Bond Class 4 (AMVHI4)	76,639	116
American Funds Growth-Income Class 4 (AMVGI4)	136,107	3,062
American Funds Growth Class 4 (AMVGR4)	108,349	25,405
American Funds Bond Class 4 (AMVBD4)	221,798	7,860
American Funds Asset Allocation Class 4 (AMVAA4)	345,896	3,229
American Funds International Class 4 (AMVI4)	257,348	52,467
American Funds Blue Chip Income and Growth 4 (AMVBC4)	417,013	55,757
American Funds New World (AMVNW4)	148,585	1,293
American Funds Global Growth Class 4 (AMVGG4)	190,784	6,779
BlackRock High Yield V.I. Cl3 (BRVHY3)	5,832	168
BlackRock Total Return V.I. Cl3 (BRVTR3)	204,944	2,113
Delaware VIP Small Cap Value - Service (DWVSVS)	60,156	1,366
DFA VA Equity Allocation (DFVEA)	125,225	3,246
DFA VA Global Bond (DFVGB)	28,702	37
DFA VA International Small (DFVIS)	156,206	1,582
DFA VA International Value (DFVIV)	53,077	21
DFA VA Short-Term Fixed (DFVSTF)	60,798	713
DFA VA U.S. Large Value (DFVULV)	285,205	105,309
DFA VA U.S. Targeted Value (DFVUTV)	57,573	59
Eaton Vance VT Floating-Rate Income (ETVFR)	29,499	104
Fidelity VIP Contrafund - Serv II (FC2)	269,263	58,427
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)	232,416	79
Fidelity VIP Strategic Income - Serv II (FVSIS2)	240,569	6,275
First Eagle Overseas (FEOVF)	217,386	1,370
Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)	76,635	3,204
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)	155,380	50,081
Invesco Oppenheimer V.I. International Growth S1 (OVIG)	68,434	3,005
Ivy VIP Mid Cap Growth (WRMCG)	168,337	9,989
Janus Henderson Balanced - Serv (JABS)	285,261	-
Janus Henderson Enterprise - Serv (JAMGS)	109,407	3,116
Janus Henderson Flexible Bond - Serv (JAFBS)	298,588	50,902
Janus Henderson Global Technology - Serv (JAGTS)	111,154	278
Lazard Retirement Emerging Markets Equity (LZREMS)	12,578	757
LMCBV Small Cap Growth II (SBVSG2)	134,968	10,014
LMCBV Large Cap Growth I (LVCLGI)	73,193	6,315
Lord Abbett Bond Debenture (LOVBD)	433,943	65
Lord Abbett Series Total Return VC (LOVTRC)	97,168	674
MFS Growth Series - Service (MEGSS)	43,017	636
MFS Utilities Series - Service (MVUSC)	21,752	67
MFS Value Series - Service (MVFSC)	64,273	364
Morgan Stanley VIF Global Infrastructure II (MSGI2)	13,728	514
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)	3,795	94
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	16,022	1
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)	155,266	55,511
NVIT Managed American Funds Asset Alloc II (NAMAA2)	1,754,773	1,094
NVIT International Equity I (GIG)	43,873	1,401
NW Neuberger Berman NVIT Socially Responsible II (NVNSR2)	10,010	-
NVIT Cardinal Balanced II (NVCRB2)	63,736	59
NVIT Cardinal Conservative II (NVCCN2)	30,172	30,375
NVIT Cardinal Moderately Aggressive II (NVCMA2)	141,539	50
NVIT Nationwide II (TRF2)	10,082	84
NVIT Government Bond I (GBF)	66,920	590
NVIT International Index - Class Y (GVIXY)	351,695	6,072
NVIT Investor Destinations Balanced II (NVDBL2)	11,064	1
NVIT Investor Destinations Conservative II (GVIDC)	15,294	4
NVIT Investor Destinations Moderate II (GVIDM)	11,064	1
NVIT Government Money Market I (SAM)	7,491,229	6,700,678
NVIT Multi-Manager Mid Cap Value I (NVMMV1)	92,984	731
NVIT Multi-Manager Small Cap Value I (SCVF)	4,323	3

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

NVIT Multi-Manager Small Company I (SCF)	16,031	516
NW Amundi NVIT Multi Sector Bond I (MSBF)	136,460	381
NW BlackRock NVIT Equity Dividend I (EIF)	57,951	2,927
NVIT Real Estate II (NVRE2)	84,145	160
NVIT DFA Moderate II (NVLM2)	168,396	133
NVIT Cardinal Managed Growth II (NCPG2)	406,954	970
NVIT Investor Destinations Managed Growth II (IDPG2)	181,032	129
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)	218,875	823
NW BlackRock NVIT Managed Global Alloc II (NVMGA2)	26,458	417
NVIT Bond Index - Class Y (NVBXD)	729,778	16,643
NVIT Small Cap Index - Class Y (NVSIXD)	302,199	4,273
NVIT Mid Cap Index - Class Y (MCIFD)	111,247	2,140
NVIT S&P 500 Index - Class Y (GVEXD)	1,159,149	27,940
Ntrn Lts Probabilities Class 1 (NOVPB1)	212,309	74
PIMCO VIT Short-Term - Admin (PVSTA)	70,919	677
PIMCO VIT Dynamic Bond - Admin (PMUBAM)	27	-
PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)	24,951	466
PIMCO VIT High Yield - Admin (PMVHYA)	5,897	157
PIMCO VIT Income - Admin (PMVID)	648,003	50,969
PIMCO VIT Long Term US Government - Admin (PMVLGA)	10,478	2
PIMCO VIT Low Duration - Admin (PMVLDA)	6,383	3
PIMCO VIT Real Return - Admin (PMVRRA)	12,528	331
PIMCO VIT Total Return - Admin (PMVTRA)	417,001	1,642
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)	32,620	356
Putnam VT Diversified Income Cl IB (PVDIB)	175,210	6,193
Putnam VT Income Cl IB (PVIB)	212,788	168
T. Rowe Price Blue Chip Growth II (TRBCG2)	220,037	16,629
T. Rowe Price Health Sciences II (TRHS2)	52,245	694
Vanguard VIF Balanced (VVB)	460,002	179
Vanguard VIF Capital Growth (VVCG)	27,654	30
Vanguard VIF Diversified Value (VVDV)	25,156	715
Vanguard VIF Equity Income (VVEI)	1,416,323	3,400
Vanguard VIF Equity Index (VVEIX)	1,257,922	6,154
Vanguard VIF Growth (VVG)	1,399,053	5,776
Vanguard VIF High Yield Bond (VVHYB)	70,770	28
Vanguard VIF International (VVI)	219,192	5,784
Vanguard VIF Mid-Cap Index (VVMCI)	1,776,558	3,018
Vanguard VIF REIT Index (VVREI)	128,847	9
Vanguard VIF Short-Term Investment Grade (VVSTC)	1,198,239	51,270
Vanguard VIF Total Bond Market Index (VVHGB)	1,702,061	4,542
Vanguard VIF Total International Stock Market Index (VVTISI)	1,765,263	15,597
Vanguard VIF Total Stock Market Index (VVTSM)	2,535,109	30,899
Wells Fargo VT Discovery (SVDF)	12,500	248

	$36,240,093	$7,540,664

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Capital Appreciation Class I-2 (ALCAI2)
2019	0.20%	2,392	$12.03	$28,774	0.00%	20.29%	****
AB International Value Class B (ALVIVB)
2019	0.20%	1,217	11.02	13,418	0.81%	10.23%	****
AB Small/Mid Cap Value A (ALVSVA)
2019	0.20%	11,622	10.81	125,626	0.42%	8.09%	****
American Century VP Inflation Protection Class II (ACVIP2)
2019	0.20%	477	10.64	5,073	0.42%	6.41%	****
American Funds High-Income Bond Class 4 (AMVHI4)
2019	0.20%	7,236	10.57	76,495	3.81%	5.72%	****
American Funds Growth-Income Class 4 (AMVGI4)
2019	0.20%	11,872	11.57	137,372	2.31%	15.71%	****
American Funds Growth Class 4 (AMVGR4)
2019	0.20%	7,423	11.89	88,268	0.70%	18.91%	****
American Funds Bond Class 4 (AMVBD4)
2019	0.20%	19,894	10.69	212,734	4.76%	6.94%	****
American Funds Asset Allocation Class 4 (AMVAA4)
2019	0.20%	31,403	11.32	355,572	2.96%	13.23%	****
American Funds International Class 4 (AMVI4)
2019	0.20%	18,952	11.25	213,111	3.19%	12.45%	****
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2019	0.20%	33,554	11.37	381,362	2.18%	13.66%	****
American Funds New World (AMVNW4)
2019	0.20%	13,428	11.68	156,789	0.72%	16.77%	****
American Funds Global Growth Class 4 (AMVGG4)
2019	0.20%	16,442	12.15	199,697	1.56%	21.45%	****
BlackRock High Yield V.I. Cl3 (BRVHY3)
2019	0.20%	529	10.87	5,751	4.04%	8.65%	****
BlackRock Total Return V.I. Cl3 (BRVTR3)
2019	0.20%	19,033	10.71	203,824	2.00%	7.09%	****
Delaware VIP Small Cap Value - Service (DWVSVS)
2019	0.20%	5,493	11.28	61,957	0.00%	12.80%	****
DFA VA Equity Allocation (DFVEA)
2019	0.55%	11,002	11.43	125,765	2.41%	14.31%	****
DFA VA Global Bond (DFVGB)
2019	0.55%	2,732	10.25	28,013	2.53%	2.53%	****
DFA VA International Small (DFVIS)
2019	0.55%	14,250	11.40	162,449	4.32%	14.00%	****
DFA VA International Value (DFVIV)
2019	0.55%	4,895	10.82	52,970	0.00%	8.22%	****
DFA VA Short-Term Fixed (DFVSTF)
2019	0.55%	5,815	10.15	58,997	2.35%	1.46%	****
DFA VA U.S. Large Value (DFVULV)
2019	0.55%	16,052	11.51	184,758	2.66%	15.10%	****
DFA VA U.S. Targeted Value (DFVUTV)
2019	0.55%	5,457	10.89	59,421	1.43%	8.88%	****
Eaton Vance VT Floating-Rate Income (ETVFR)
2019	0.20%	2,853	10.31	29,416	2.93%	3.11%	****
Fidelity VIP Contrafund - Serv II (FC2)
2019	0.20%	19,097	11.85	226,371	0.46%	18.54%	****
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2019	0.20%	21,323	10.71	228,339	2.24%	7.09%	****
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2019	0.20%	21,611	10.64	229,901	8.96%	6.38%	****
First Eagle Overseas (FEOVF)
2019	0.20%	19,962	10.74	214,414	0.42%	7.41%	****
Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)
2019	0.20%	6,952	11.07	76,931	0.21%	10.66%	****
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2019	0.20%	10,134	10.37	105,120	1.13%	3.73%	****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth S1 (OVIG)
2019	0.20%	5,793	11.79	68,317	0.81%	17.93%	****
Ivy VIP Mid Cap Growth (WRMCG)
2019	0.20%	14,108	11.85	167,127	0.00%	18.46%	****
Janus Henderson Balanced - Serv (JABS)
2019	0.00%	24,767	55.39	284,441	0.00%	14.85%	****
Janus Henderson Enterprise - Serv (JAMGS)
2019	0.20%	9,588	11.71	112,270	0.03%	17.09%	****
Janus Henderson Flexible Bond - Serv (JAFBS)
2019	0.20%	23,031	10.73	247,222	4.01%	7.34%	****
Janus Henderson Global Technology - Serv (JAGTS)
2019	0.20%	8,841	12.51	110,628	0.00%	25.13%	****
Lazard Retirement Emerging Markets Equity (LZREMS)
2019	0.20%	1,186	11.17	13,250	0.00%	11.71%	****
LMCBV Small Cap Growth II (SBVSG2)
2019	0.20%	11,064	11.16	123,492	0.00%	11.62%	****
LMCBV Large Cap Growth I (LVCLGI)
2019	0.20%	5,758	11.86	68,272	0.38%	18.57%	****
Lord Abbett Bond Debenture (LOVBD)
2019	0.20%	39,532	10.78	426,223	8.60%	7.82%	****
Lord Abbett Series Total Return VC (LOVTRC)
2019	0.20%	8,952	10.62	95,041	3.04%	6.17%	****
MFS Growth Series - Service (MEGSS)
2019	0.20%	3,621	12.23	44,289	0.00%	22.31%	****
MFS Utilities Series - Service (MVUSC)
2019	0.20%	1,905	11.42	21,762	0.00%	14.23%	****
MFS Value Series - Service (MVFSC)
2019	0.20%	5,726	11.74	67,221	0.00%	17.39%	****
Morgan Stanley VIF Global Infrastructure II (MSGI2)
2019	0.20%	1,166	11.51	13,418	2.46%	15.06%	****
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)
2019	0.20%	344	10.80	3,710	5.21%	7.99%	****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2019	0.55%	1,492	10.72	15,991	0.00%	7.16%	****
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2019	0.45%	9,294	10.51	97,696	8.27%	5.11%	****
NVIT Managed American Funds Asset Alloc II (NAMAA2)
2019	0.20%	156,335	11.33	1,771,460	4.66%	13.31%	****
NVIT International Equity I (GIG)
2019	0.20%	3,834	11.05	42,357	2.57%	10.49%	****
NW Neuberger Berman NVIT Socially Responsible II (NVNSR2)
2019	0.20%	861	11.61	9,994	0.00%	16.14%	****
NVIT Cardinal Balanced II (NVCRB2)
2019	0.20%	5,726	10.98	62,904	1.46%	9.85%	****
NVIT Cardinal Moderately Aggressive II (NVCMA2)
2019	0.20%	12,514	11.28	141,167	0.00%	12.80%	****
NVIT Nationwide II (TRF2)
2019	0.20%	889	11.73	10,424	0.81%	17.29%	****
NVIT Government Bond I (GBF)
2019	0.20%	6,198	10.52	65,195	7.99%	5.19%	****
NVIT International Index - Class Y (GVIXY)
2019	0.55%	31,783	11.28	358,487	5.49%	12.79%	****
NVIT Investor Destinations Balanced II (NVDBL2)
2019	0.20%	1,011	10.97	11,092	0.00%	9.74%	****
NVIT Investor Destinations Conservative II (GVIDC)
2019	0.20%	1,427	10.66	15,201	1.95%	6.55%	****
NVIT Investor Destinations Moderate II (GVIDM)
2019	0.20%	999	11.10	11,092	0.00%	11.03%	****
NVIT Government Money Market I (SAM)
2019	0.20%	78,089	10.12	790,549	1.28%	1.24%	****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2019	0.20%	8,007	11.21	89,731	2.61%	12.06%	****
NVIT Multi-Manager Small Cap Value I (SCVF)
2019	0.20%	431	10.71	4,615	1.07%	7.09%	****
NVIT Multi-Manager Small Company I (SCF)
2019	0.20%	1,392	10.97	15,273	0.07%	9.70%	****
NW Amundi NVIT Multi Sector Bond I (MSBF)
2019	0.20%	12,666	10.67	135,131	8.37%	6.68%	****
NW BlackRock NVIT Equity Dividend I (EIF)
2019	0.20%	5,010	11.76	58,914	2.71%	17.59%	****
NVIT Real Estate II (NVRE2)
2019	0.20%	7,140	11.56	82,558	1.79%	15.63%	****
NVIT DFA Moderate II (NVLM2)
2019	0.20%	15,788	11.04	174,377	1.60%	10.45%	****
NVIT Cardinal Managed Growth II (NCPG2)
2019	0.20%	37,176	11.04	410,306	5.80%	10.37%	****
NVIT Investor Destinations Managed Growth II (IDPG2)
2019	0.20%	16,630	11.08	184,274	2.14%	10.81%	****
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)
2019	0.20%	20,154	10.94	220,454	2.69%	9.39%	****
NW BlackRock NVIT Managed Global Alloc II (NVMGA2)
2019	0.20%	2,414	11.05	26,681	0.89%	10.55%	****
NVIT Bond Index - Class Y (NVBXD)
2019	0.55%	67,580	10.66	720,098	4.02%	6.56%	****
NVIT Small Cap Index - Class Y (NVSIXD)
2019	0.55%	23,606	11.05	260,757	2.14%	10.46%	****
NVIT Mid Cap Index - Class Y (MCIFD)
2019	0.55%	9,151	11.18	102,307	1.83%	11.80%	****
NVIT S&P 500 Index - Class Y (GVEXD)
2019	0.55%	100,526	11.90	1,196,528	2.83%	19.03%	****
Ntrn Lts Probabilities Class 1 (NOVPB1)
2019	0.20%	16,789	12.53	210,422	0.00%	25.34%	****
PIMCO VIT Short-Term - Admin (PVSTA)
2019	0.20%	6,920	10.16	70,296	0.45%	1.58%	****
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2019	0.20%	3	10.30	26	3.15%	3.03%	****
PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)
2019	0.20%	2,356	10.50	24,734	1.50%	4.97%	****
PIMCO VIT High Yield - Admin (PMVHYA)
2019	0.20%	537	10.82	5,812	3.77%	8.20%	****
PIMCO VIT Income - Admin (PMVID)
2019	0.20%	57,035	10.58	603,334	1.57%	5.78%	****
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2019	0.20%	904	11.23	10,146	0.22%	12.29%	****
PIMCO VIT Low Duration - Admin (PMVLDA)
2019	0.20%	617	10.30	6,357	0.59%	3.00%	****
PIMCO VIT Real Return - Admin (PMVRRA)
2019	0.20%	1,166	10.61	12,367	1.63%	6.09%	****
PIMCO VIT Total Return - Admin (PMVTRA)
2019	0.20%	39,056	10.63	415,326	2.26%	6.34%	****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2019	0.20%	3,032	10.92	33,118	3.40%	9.23%	****
Putnam VT Diversified Income Cl IB (PVDIB)
2019	0.20%	16,151	10.70	172,829	0.00%	7.01%	****
Putnam VT Income Cl IB (PVIB)
2019	0.20%	19,421	10.95	212,585	0.00%	9.46%	****
T. Rowe Price Blue Chip Growth II (TRBCG2)
2019	0.20%	17,999	11.52	207,388	0.00%	15.23%	****
T. Rowe Price Health Sciences II (TRHS2)
2019	0.20%	4,408	11.50	50,710	0.00%	15.04%	****
Vanguard VIF Balanced (VVB)
2019	0.55%	41,594	11.02	458,536	0.00%	10.24%	****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard VIF Capital Growth (VVCG)
2019	0.55%	2,709	11.16	30,221	0.00%	11.57%	****
Vanguard VIF Diversified Value (VVDV)
2019	0.55%	2,441	10.86	26,515	0.00%	8.61%	****
Vanguard VIF Equity Income (VVEI)
2019	0.55%	132,814	10.97	1,456,431	0.00%	9.66%	****
Vanguard VIF Equity Index (VVEIX)
2019	0.55%	116,272	11.15	1,296,534	0.00%	11.51%	****
Vanguard VIF Growth (VVG)
2019	0.55%	131,396	11.01	1,446,544	0.00%	10.09%	****
Vanguard VIF High Yield Bond (VVHYB)
2019	0.55%	6,685	10.57	70,656	0.00%	5.70%	****
Vanguard VIF International (VVI)
2019	0.55%	20,378	10.94	222,941	0.00%	9.40%	****
Vanguard VIF Mid-Cap Index (VVMCI)
2019	0.55%	168,257	10.89	1,831,910	0.00%	8.88%	****
Vanguard VIF REIT Index (VVREI)
2019	0.55%	11,868	10.94	129,871	0.00%	9.43%	****
Vanguard VIF Short-Term Investment Grade (VVSTC)
2019	0.55%	111,786	10.29	1,149,825	0.00%	2.86%	****
Vanguard VIF Total Bond Market Index (VVHGB)
2019	0.55%	161,157	10.51	1,694,473	0.00%	5.14%	****
Vanguard VIF Total International Stock Market Index (VVTISI)
2019	0.55%	169,341	10.74	1,819,073	0.00%	7.42%	****
Vanguard VIF Total Stock Market Index (VVTSM)
2019	0.55%	235,922	11.08	2,613,025	0.00%	10.76%	****
Wells Fargo VT Discovery (SVDF)
2019	0.20%	1,099	11.70	12,858	0.00%	17.03%	****

2019	Contract Owners’ Equity:				$29,295,847
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-15:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the year ended December 31, 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and .
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1755596/000119312518297555/d629862dex991.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1755596/000119312519038305/d676306dex9924b4.htm
Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1755596/000119312519185084/d729704dex9924b4a.htm
5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1755596/000119312519038305/d676306dex9924b5.htm
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm

b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
2)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
10)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
16)	Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519038305/d676306dex9924b816.htm
17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
18)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
19)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
20)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
23)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
24)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
25)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm

https://www.sec.gov/Archives/edgar/data/1755596/000119312519038305/d676306dex9924b830.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
32)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
33)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
34)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
35)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
36)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
37)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
38)	Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519110467/d705546dex9924b838.htm
(39)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b39.htm
(40)	Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b40.htm
9)	Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312518297555/d629862dex999.htm

10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 0 and 0 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-15
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact